NOTE:            REPLACEMENT TO ACCESSION NUMBER 0000935069-04-000289
--------------------------------------------------------------------------------





                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act file number 811-4108

                           OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                                   (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                              (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

                                      Date of fiscal year end:  DECEMBER 31
                                                                -----------

          Date of reporting period: JANUARY 1, 2003 - DECEMBER 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For Oppenheimer Main Street Small Cap Fund/VA's average annual total returns for the Non-Service and Service shares for the 12-month period ended December 31, 2003, please refer to page 5. We are pleased that the Fund produced strong returns for the 12-month period ended December 31, 2003.
   The Fund, which provided strong real performance, lagged its benchmark slightly during 2003. First, early in 2003, the Fund was positioned to take advantage of the "January effect". The January effect is a stock market anomaly where lower quality, higher risk small-cap stocks tend to outperform higher quality, lower risk large-cap stocks. We had positioned the portfolio to take advantage of this anomaly, although it didn't occur in January. It appears that this year, the January effect was delayed by concerns leading up to the war in Iraq. Instead, many of the companies that our model expected to do well in January, did well in April and May, and by that time we had transitioned the Fund away from lower quality stocks to the higher quality stocks favored by our models.
   Our quantitative models, which are an important part of our investment process, have worked well in most time periods, but at the same time, we recognize that short-term patterns and movements within the stock market occur where the Fund may under perform. Rather than making dramatic changes to the Fund based on short-term movements that may quickly reverse themselves, we choose to stick with our disciplined investment approach.
   Another challenge for actively managed portfolios is dealing with variable cash flows. In 2003, Oppenheimer Main Street Small Cap Fund/VA saw massive inflows which needed to be invested while adhering to our quantitative models. Periodically, this resulted in slightly higher cash positions than desired. However, by year-end we were fully invested, with less than 2% in cash.
   Despite these challenges, the Fund benefited from the sector allocation bets we made. We chose to be overweight in the consumer discretionary sector when it appeared that confidence was rebounding. As the economic recovery strengthened, so did consumer purchases, which helped the Fund. Though technology and industrials were weak early in the year, our decision to overweight paid off later in the period. As we increased our exposure in some sectors, we underweighted others. Reducing our exposure to utilities and financial securities, which are generally defensive positions, proved to be well timed and helped the Fund.
   While these sector allocations versus the index were helpful, it seems that the quality of the securities had a greater impact on performance, with the smallest and most speculative securities providing the highest returns during the year. While we reduced our market cap by increasing our exposure to micro-cap stocks over the course of the year, the Russell 2000 Index had an even smaller average market capitalization. Throughout the year we've increased exposure to some higher beta, more speculative issues to capitalize on this trend. That said, it is important to remember that this Fund is highly diversified, with between 1,200 and 1,300 holdings on average.
   In our view, we expect the environment to remain favorable for small-cap stocks relative to large-cap stocks. Small-cap stocks tend to outperform in environments like the one we are currently in, coming out of a recession and when short-term interest rates are at very low levels. In addition, the multi-factor quantitative models we utilize in managing the Fund, which look at a variety of inputs, such as economic factors, relative valuation factors, and price momentum factors, are currently favoring small-cap stocks over large-cap stocks.
   By the end of 2003, we have successfully reduced the cash position, investing nearly all assets in a less defensive manner. We remain underweight in utilities and financials, and continue to favor more economically sensitive securities that we believe can do well in the coming year.
   At the end of the Fund's fiscal year, Oppenheimer Main Street Small Cap Fund/VA's portfolio manager Chuck Albers retired. Mark Zavanelli, who was Mr. Albers' co-manager on the Fund, will continue to manage the Fund with Nikolaos Monoyios going forward. Messrs. Zavanelli and Monoyios will continue the quantitative management style pioneered by Mr. Albers.

3 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------
COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2003. In the case of Non-Service shares, performance is measured from inception of the class on May 1, 1998. In the case of Service shares, performance is measured from inception of the class on July 16, 2001. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
   The Fund's performance is compared to the performance of the Russell
2000(R) Index, an unmanaged index of equity securities of small capitalization companies that is a measure of the small company market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs. The Fund's performance reflects the effects of Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.

4 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NON-SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer Main Street Small Cap Fund/VA (Non-Service)


[GRAPHIC]
                      Oppenheimer
                      Main Street
                      Small Cap Fund/VA      Russell 2000(R)
                      (Non-Service)          Index
05/01/1998            $10,000                $10,000
06/30/1998              9,560                  9,481
09/30/1998              8,400                  7,571
12/31/1998              9,600                  8,806
03/31/1999              8,880                  8,328
06/30/1999              9,310                  9,624
09/30/1999              9,440                  9,015
12/31/1999             14,070                 10,678
03/31/2000             15,364                 11,434
06/30/2000             13,178                 11,002
09/30/2000             13,468                 11,124
12/31/2000             11,490                 10,355
03/31/2001              9,376                  9,682
06/30/2001             11,334                 11,065
09/30/2001              9,666                  8,765
12/31/2001             11,448                 10,613
03/31/2002             11,821                 11,036
06/30/2002             11,490                 10,114
09/30/2002              9,563                  7,949
12/31/2002              9,645                  8,439
03/31/2003              9,262                  8,060
06/30/2003             11,200                  9,948
09/30/2003             12,122                 10,851
12/31/2003             13,924                 12,427

AVERAGE ANNUAL TOTAL RETURN OF CLASS A SHARES OF THE FUND AT 12/31/2003 1 Year 44.36% 5 Year 7.72% Since Inception 6.02% Inception Date 5/1/1998


SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer Main Street Small Cap Fund/VA (Service)
     Russell 2000(R) Index

[GRAPHIC]
                      Oppenheimer
                      Main Street
                      Small Cap Fund/VA      Russell 2000(R)
                      (Service)              Index
07/16/2001            $10,000                $10,000
09/30/2001              8,784                  8,374
12/31/2001             10,415                 10,140
03/31/2002             10,763                 10,544
06/30/2002             10,452                  9,663
09/30/2002              8,690                  7,595
12/31/2002              8,756                  8,063
03/31/2003              8,417                  7,701
06/30/2003             10,170                  9,505
09/30/2003             10,999                 10,368
12/31/2003             12,630                 11,873

AVERAGE ANNUAL TOTAL RETURN OF SERVICE CLASS SHARES OF THE FUND AT 12/31/2003 1 Year 44.24% Since Inception 9.96% Inception Date 7/16/2001

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR MORE CURRENT PERFORMANCE DATA, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES.
INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR OR CALLING US AT 1.800.981.2871. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.GRAPHS ARE NOT DRAWN TO SAME SCALE. AN EXPLANATION OF THE CALCULATION OF THE PERFORMANCE IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

5 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2003
--------------------------------------------------------------------------------

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 COMMON STOCKS--98.3%
----------------------------------------------------------------
 CONSUMER DISCRETIONARY--17.5%
----------------------------------------------------------------
 AUTO COMPONENTS--1.3%
 ArvinMeritor, Inc.                       6,700    $    161,604
----------------------------------------------------------------
 Cooper Tire & Rubber Co.                 2,000          42,760
----------------------------------------------------------------
 Dana Corp.                               5,900         108,265
----------------------------------------------------------------
 Drew Industries, Inc. 1                  6,500         180,700
----------------------------------------------------------------
 Dura Automotive Systems, Inc. 1          1,700          21,709
----------------------------------------------------------------
 Goodyear Tire & Rubber Co. 1             6,500          51,090
----------------------------------------------------------------
 IMPCO Technologies, Inc. 1               3,500          30,520
----------------------------------------------------------------
 Keystone Automotive Industries, Inc. 1   1,400          35,504
----------------------------------------------------------------
 Modine Manufacturing Co.                 6,700         180,766
----------------------------------------------------------------
 Quantum Fuel Systems
 Technologies Worldwide, Inc. 1           7,300          58,692
----------------------------------------------------------------
 Raytech Corp. 1                            100             332
----------------------------------------------------------------
 Sauer-Danfoss, Inc.                      1,400          22,680
----------------------------------------------------------------
 Spartan Motors, Inc.                     1,500          15,150
----------------------------------------------------------------
 Stoneridge, Inc. 1                         400           6,020
----------------------------------------------------------------
 Strattec Security Corp. 1                  300          18,273
----------------------------------------------------------------
 Tenneco Automotive, Inc. 1              15,500         103,695
----------------------------------------------------------------
 Tower Automotive, Inc. 1                 1,900          12,977
----------------------------------------------------------------
 Universal Technical Institute, Inc. 1    2,900          87,000
----------------------------------------------------------------
 Visteon Corp.                            7,100          73,911
                                                   -------------
                                                      1,211,648

----------------------------------------------------------------
 AUTOMOBILES--0.1%
 Coachmen Industries, Inc.                1,200          21,732
----------------------------------------------------------------
 Thor Industries, Inc.                    1,200          67,464
----------------------------------------------------------------
 Winnebago Industries, Inc.                 500          34,375
                                                   -------------
                                                        123,571

----------------------------------------------------------------
 DISTRIBUTORS--0.2%
 Andersons, Inc. (The)                      400           6,387
----------------------------------------------------------------
 Handleman Co.                            5,200         106,756
----------------------------------------------------------------
 Pomeroy Computer Resources, Inc.           400           5,896
----------------------------------------------------------------
 Source Information
 Management Co. (The) 1                   4,500          47,790
----------------------------------------------------------------
 WESCO International, Inc. 1                100             885
                                                   -------------
                                                        167,714

----------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--3.2%
 Alliance Gaming Corp. 1                  7,600         187,340
----------------------------------------------------------------
 Ambassadors Group, Inc.                  1,100          25,839
----------------------------------------------------------------
 Argosy Gaming Co. 1                      2,200          57,178
----------------------------------------------------------------
 Aztar Corp. 1                           12,300         276,750
----------------------------------------------------------------
 Buffalo Wild Wings, Inc. 1               1,300          33,735
----------------------------------------------------------------
 CBRL Group, Inc.                         1,600          61,216
----------------------------------------------------------------
 CEC Entertainment, Inc. 1                5,500         260,645

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE Continued
 Checkers Drive-In Restaurants, Inc. 1    2,000    $     20,820
----------------------------------------------------------------
 Choice Hotels International, Inc. 1      6,400         225,600
----------------------------------------------------------------
 Dave & Buster's, Inc. 1                  7,600          96,368
----------------------------------------------------------------
 Dover Downs Gaming
 & Entertainment, Inc.                    1,300          12,298
----------------------------------------------------------------
 Frisch's Restaurants, Inc.                 100           2,880
----------------------------------------------------------------
 Isle of Capri Casinos, Inc. 1            8,000         171,760
----------------------------------------------------------------
 Jack in the Box, Inc. 1                  7,700         164,472
----------------------------------------------------------------
 Multimedia Games, Inc. 1                 3,600         147,960
----------------------------------------------------------------
 Orbitz, Inc., Cl. A 1                    1,900          44,080
----------------------------------------------------------------
 Papa John's International, Inc. 1        2,700          90,126
----------------------------------------------------------------
 Penn National Gaming, Inc. 1             4,100          94,628
----------------------------------------------------------------
 Pinnacle Entertainment, Inc. 1           3,200          29,824
----------------------------------------------------------------
 Prime Hospitality Corp. 1                6,300          64,260
----------------------------------------------------------------
 Rare Hospitality International, Inc. 1   7,950         194,298
----------------------------------------------------------------
 Ryan's Family Steak Houses, Inc. 1       2,000          30,280
----------------------------------------------------------------
 Scientific Games Corp., Cl. A 1          7,900         134,379
----------------------------------------------------------------
 Shuffle Master, Inc. 1                   2,800          96,936
----------------------------------------------------------------
 Six Flags, Inc. 1                       15,300         115,056
----------------------------------------------------------------
 Steak n Shake Co. (The) 1                3,500          62,475
----------------------------------------------------------------
 Total Entertainment Restaurant Corp. 1   3,100          37,448
----------------------------------------------------------------
 WMS Industries, Inc. 1                   6,500         170,300
                                                   -------------
                                                      2,908,951

----------------------------------------------------------------
 HOUSEHOLD DURABLES--3.0%
 Beazer Homes USA, Inc.                   3,100         302,746
----------------------------------------------------------------
 Blount International, Inc. 1               100             787
----------------------------------------------------------------
 Boyds Collection Ltd. (The) 1              900           3,825
----------------------------------------------------------------
 Brookfield Homes Corp.                   2,900          74,733
----------------------------------------------------------------
 Chromcraft Revington, Inc. 1               200           2,268
----------------------------------------------------------------
 CSS Industries, Inc.                     2,600          80,626
----------------------------------------------------------------
 Department 56, Inc. 1                    2,100          27,510
----------------------------------------------------------------
 Emerson Radio Corp. 1                    2,000           7,520
----------------------------------------------------------------
 Enesco Group, Inc. 1                       800           8,256
----------------------------------------------------------------
 Flexsteel Industries, Inc.                 100           2,250
----------------------------------------------------------------
 Helen of Troy Ltd. 1                     6,600         152,790
----------------------------------------------------------------
 Hooker Furniture Corp.                   1,100          44,880
----------------------------------------------------------------
 Hovnanian Enterprises, Inc., Cl. A 1     1,000          87,060
----------------------------------------------------------------
 Interface, Inc., Cl. A 1                 2,100          11,613
----------------------------------------------------------------
 Jarden Corp. 1                           8,200         224,188
----------------------------------------------------------------
 Kimball International, Inc., Cl. B       1,500          23,325
----------------------------------------------------------------
 Libbey, Inc.                               100           2,848
----------------------------------------------------------------
 M.D.C. Holdings, Inc.                    1,619         104,426
----------------------------------------------------------------
 M/I Schottenstein Homes, Inc.            3,400         132,770
----------------------------------------------------------------
 Meritage Corp. 1                         4,000         265,240
----------------------------------------------------------------
 Mestek, Inc. 1                           1,000          19,260

6 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 HOUSEHOLD DURABLES Continued
 Movado Group, Inc.                       1,700   $      47,991
----------------------------------------------------------------
 National Presto Industries, Inc.           500          18,075
----------------------------------------------------------------
 Russ Berrie & Co., Inc.                    800          27,120
----------------------------------------------------------------
 Ryland Group, Inc. (The)                   500          44,320
----------------------------------------------------------------
 Standard Pacific Corp.                   6,300         305,865
----------------------------------------------------------------
 Stanley Furniture Co., Inc.                600          18,900
----------------------------------------------------------------
 Technical Olympic USA, Inc. 1            5,300         145,909
----------------------------------------------------------------
 Tempur-Pedic International, Inc. 1       8,300         128,650
----------------------------------------------------------------
 Tripath Technology, Inc. 1              12,700          87,630
----------------------------------------------------------------
 William Lyon Homes, Inc. 1               2,800         175,756
----------------------------------------------------------------
 Yankee Candle, Inc. (The) 1              4,600         125,718
                                                   -------------
                                                      2,704,855

----------------------------------------------------------------
 INTERNET & CATALOG RETAIL--0.2%
 Coldwater Creek, Inc. 1                    700           7,700
----------------------------------------------------------------
 FTD, Inc., Cl. A 1                         200           4,928
----------------------------------------------------------------
 PC Connection, Inc. 1                    5,900          49,383
----------------------------------------------------------------
 Provide Commerce, Inc. 1                 3,700          56,129
----------------------------------------------------------------
 ValueVision Media, Inc., Cl. A 1         1,300          21,710
                                                   -------------
                                                        139,850

----------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--1.2%
 Action Performance Cos., Inc.            6,800         133,280
----------------------------------------------------------------
 Arctic Cat, Inc.                           200           4,940
----------------------------------------------------------------
 Callaway Golf Co.                       13,900         234,215
----------------------------------------------------------------
 Concord Camera Corp. 1                   5,100          47,175
----------------------------------------------------------------
 Marine Products Corp.                      100           1,880
----------------------------------------------------------------
 MarineMax, Inc. 1                       10,500         204,015
----------------------------------------------------------------
 Marvel Enterprises, Inc. 1               5,500         160,105
----------------------------------------------------------------
 Nautilus Group, Inc. (The)               9,900         139,095
----------------------------------------------------------------
 RC2 Corp. 1                                500          10,375
----------------------------------------------------------------
 SCP Pool Corp. 1                         2,875          93,955
----------------------------------------------------------------
 Steinway Musical Instruments, Inc. 1       200           4,940
----------------------------------------------------------------
 Sturm, Ruger & Co., Inc.                 1,900          21,603
                                                   -------------
                                                      1,055,578

----------------------------------------------------------------
 MEDIA--1.4%
 Acme Communications, Inc. 1                100             879
----------------------------------------------------------------
 Advo, Inc.                               2,950          93,692
----------------------------------------------------------------
 APAC Teleservices, Inc. 1                1,800           4,680
----------------------------------------------------------------
 Carmike Cinemas, Inc. 1                    500          17,425
----------------------------------------------------------------
 Courier Corp.                              450          17,312
----------------------------------------------------------------
 Digital Generation Systems, Inc. 1       8,800          19,712
----------------------------------------------------------------
 Entravision Communications Corp. 1       4,600          51,060
----------------------------------------------------------------
 Grey Global Group, Inc.                    300         204,915
----------------------------------------------------------------
 Hollinger International, Inc.            3,100          48,422
----------------------------------------------------------------
 Insight Communications Co., Inc. 1      12,400         127,844

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 MEDIA Continued
 Knology, Inc. 1                          6,800    $     61,336
----------------------------------------------------------------
 Mediacom Communications Corp. 1          7,300          63,291
----------------------------------------------------------------
 Pegasus Communications Corp. 1             100           2,808
----------------------------------------------------------------
 R.H. Donnelley Corp. 1                   6,800         270,912
----------------------------------------------------------------
 RCN Corp. 1                              8,200           6,560
----------------------------------------------------------------
 Salem Communications Corp., Cl. A 1      1,200          32,544
----------------------------------------------------------------
 Thomas Nelson, Inc.                      3,700          71,521
----------------------------------------------------------------
 TiVo, Inc. 1                            17,200         127,280
----------------------------------------------------------------
 Young Broadcasting, Inc., Cl. A 1          500          10,020
                                                   -------------
                                                      1,232,213

----------------------------------------------------------------
 MULTILINE RETAIL--0.0%
 Bon-Ton Stores, Inc.                     1,000          11,100
----------------------------------------------------------------
 Shopko Stores, Inc. 1                      600           9,150
                                                   -------------
                                                         20,250

----------------------------------------------------------------
 SPECIALTY RETAIL--5.1%
 Aeropostale, Inc. 1                      7,600         208,392
----------------------------------------------------------------
 America's Car-Mart, Inc. 1               2,100          56,532
----------------------------------------------------------------
 Asbury Automotive Group, Inc. 1            700          12,537
----------------------------------------------------------------
 Big 5 Sporting Goods Corp. 1             2,900          60,755
----------------------------------------------------------------
 Blair Corp.                              2,300          55,982
----------------------------------------------------------------
 Bombay Co., Inc. (The) 1                15,700         127,798
----------------------------------------------------------------
 Borders Group, Inc. 1                    1,200          26,304
----------------------------------------------------------------
 Brookstone, Inc. 1                       7,450         158,760
----------------------------------------------------------------
 Buckle, Inc. (The)                       1,200          26,580
----------------------------------------------------------------
 Building Materials Holding Corp.         6,200          96,286
----------------------------------------------------------------
 Cache, Inc. 1                            2,200          45,826
----------------------------------------------------------------
 Casual Male Retail Group, Inc. 1         1,900          13,186
----------------------------------------------------------------
 Christopher & Banks Corp.                8,800         171,864
----------------------------------------------------------------
 Claire's Stores, Inc.                    6,400         120,576
----------------------------------------------------------------
 Cost Plus, Inc. 1                          300          12,300
----------------------------------------------------------------
 CSK Auto Corp. 1                         3,600          67,572
----------------------------------------------------------------
 Dress Barn, Inc. (The) 1                 5,000          74,950
----------------------------------------------------------------
 Finish Line, Inc. (The), Cl. A 1         6,800         203,796
----------------------------------------------------------------
 Finlay Enterprises, Inc. 1               1,800          25,434
----------------------------------------------------------------
 Footstar, Inc. 1                        16,200          62,856
----------------------------------------------------------------
 Friedman's, Inc., Cl. A                  1,000           6,710
----------------------------------------------------------------
 GameStop Corp. 1                         5,200          80,132
----------------------------------------------------------------
 Goody's Family Clothing, Inc.            7,700          72,072
----------------------------------------------------------------
 Guess?, Inc. 1                           7,600          91,732
----------------------------------------------------------------
 Hancock Fabrics, Inc.                    4,300          62,264
----------------------------------------------------------------
 Hibbett Sporting Goods, Inc. 1           3,150          93,870
----------------------------------------------------------------
 Hollywood Entertainment Corp. 1         13,000         178,750
----------------------------------------------------------------
 Hot Topic, Inc. 1                        5,550         163,503
----------------------------------------------------------------
 Jos. A. Banks Clothiers, Inc. 1          3,600         124,884


7 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued
----------------------------------------------------------------

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 SPECIALTY RETAIL Continued
 Loehmann's Holdings, Inc. 1              1,400    $     26,852
----------------------------------------------------------------
 Men's Wearhouse, Inc. (The) 1            9,100         227,591
----------------------------------------------------------------
 Monro Muffler Brake, Inc. 1              2,700          54,027
----------------------------------------------------------------
 Movie Gallery, Inc. 1                    8,325         155,511
----------------------------------------------------------------
 NetFlix.com, Inc. 1                      4,800         262,512
----------------------------------------------------------------
 Pacific Sunwear of California, Inc.      5,875         124,080
----------------------------------------------------------------
 Rent-Way, Inc. 1                         1,600          13,104
----------------------------------------------------------------
 Restoration Hardware, Inc. 1             3,800          18,050
----------------------------------------------------------------
 Rex Stores Corp. 1                       1,500          21,240
----------------------------------------------------------------
 Select Comfort Corp. 1                   6,900         170,844
----------------------------------------------------------------
 Sharper Image Corp. 1                    5,700         186,105
----------------------------------------------------------------
 Shoe Carnival, Inc. 1                      700          12,460
----------------------------------------------------------------
 Sports Authority, Inc. (The) 1           4,261         163,622
----------------------------------------------------------------
 Syms Corp. 1                               400           2,756
----------------------------------------------------------------
 TBC Corp. 1                              5,500         141,955
----------------------------------------------------------------
 Tractor Supply Co. 1                     2,600         101,114
----------------------------------------------------------------
 Trans World Entertainment Corp. 1          900           6,408
----------------------------------------------------------------
 Tuesday Morning Corp. 1                  4,800         145,200
----------------------------------------------------------------
 Tweeter Home Entertainment
 Group, Inc. 1                            2,600          24,570
----------------------------------------------------------------
 United Auto Group, Inc.                  5,800         181,540
----------------------------------------------------------------
 Whitehall Jewellers, Inc. 1                900           8,883
----------------------------------------------------------------
 Wilsons The Leather Experts, Inc. 1      2,500           8,725
----------------------------------------------------------------
 Zale Corp. 1                               900          47,880
                                                   -------------
                                                      4,607,232

----------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--1.8%
 Ashworth, Inc. 1                           600           4,842
----------------------------------------------------------------
 Brown Shoe Co., Inc.                     4,600         174,478
----------------------------------------------------------------
 Cherokee, Inc.                             900          20,466
----------------------------------------------------------------
 Culp, Inc. 1                             2,100          22,890
----------------------------------------------------------------
 Deckers Outdoor Corp. 1                  2,100          43,050
----------------------------------------------------------------
 DHB Industries, Inc. 1                   9,000          63,000
----------------------------------------------------------------
 Gildan Activewear, Inc., Cl. A 1           200           6,176
----------------------------------------------------------------
 Hampshire Group Ltd. 1                   3,400         106,658
----------------------------------------------------------------
 K-Swiss, Inc., Cl. A                    10,200         245,412
----------------------------------------------------------------
 Kenneth Cole Productions, Inc., Cl. A    4,000         117,600
----------------------------------------------------------------
 OshKosh B'Gosh, Inc., Cl. A              1,700          36,482
----------------------------------------------------------------
 Perry Ellis International, Inc. 1        1,000          25,780
----------------------------------------------------------------
 Russell Corp.                            1,000          17,560
----------------------------------------------------------------
 Steven Madden Ltd. 1                     5,100         104,040
----------------------------------------------------------------
 Stride Rite Corp.                       11,100         126,318
----------------------------------------------------------------
 Timberland Co., Cl. A 1                    400          20,828
----------------------------------------------------------------
 Tommy Hilfiger Corp. 1                   9,500         140,695
----------------------------------------------------------------
 Unifi, Inc. 1                            5,700          36,765
----------------------------------------------------------------
 UniFirst Corp.                             100           2,371

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS Continued
 Vans, Inc. 1                             2,400    $     27,384
----------------------------------------------------------------
 Warnaco Group, Inc. (The) 1              6,500         103,675
----------------------------------------------------------------
 Weyco Group, Inc.                          300          10,095
----------------------------------------------------------------
 Wolverine World Wide, Inc.               7,300         148,774
                                                   -------------
                                                      1,605,339

----------------------------------------------------------------
 CONSUMER STAPLES--2.6%
----------------------------------------------------------------
 BEVERAGES--0.0%
 Coca-Cola Bottling Co. Consolidated        200          10,698
----------------------------------------------------------------
 National Beverage Corp. 1                  500           8,150
                                                   -------------
                                                         18,848

----------------------------------------------------------------
 FOOD & STAPLES RETAILING--0.6%
 Arden Group, Inc., Cl. A                   300          23,250
----------------------------------------------------------------
 BJ's Wholesale Club, Inc. 1              1,300          29,848
----------------------------------------------------------------
 Casey's General Stores, Inc.             1,400          24,724
----------------------------------------------------------------
 Central European Distribution Corp. 1    1,300          41,080
----------------------------------------------------------------
 Chronimed, Inc. 1                        5,600          47,488
----------------------------------------------------------------
 Ingles Markets, Inc., Cl. A                200           2,054
----------------------------------------------------------------
 Longs Drug Stores, Inc.                  1,200          29,688
----------------------------------------------------------------
 Pantry, Inc. (The) 1                     1,500          34,050
----------------------------------------------------------------
 Pathmark Stores, Inc. 1                  3,800          28,880
----------------------------------------------------------------
 Ruddick Corp.                            2,000          35,800
----------------------------------------------------------------
 Smart & Final, Inc. 1                    2,900          29,232
----------------------------------------------------------------
 United Natural Foods, Inc. 1               400          14,364
----------------------------------------------------------------
 Weis Markets, Inc.                       4,300         156,090
----------------------------------------------------------------
 Winn-Dixie Stores, Inc.                  3,600          35,820
                                                   -------------
                                                        532,368

----------------------------------------------------------------
 FOOD PRODUCTS--1.0%
 Alico, Inc.                                300          10,428
----------------------------------------------------------------
 Central Garden & Pet Co. 1               1,000          28,030
----------------------------------------------------------------
 Chiquita Brands International, Inc. 1    8,400         189,252
----------------------------------------------------------------
 Corn Products International, Inc.          600          20,670
----------------------------------------------------------------
 Del Monte Foods Co. 1                    1,100          11,440
----------------------------------------------------------------
 Flowers Foods, Inc.                      8,100         208,980
----------------------------------------------------------------
 Horizon Organic Holding Corp. 1            100           2,395
----------------------------------------------------------------
 International Multifoods Corp. 1           800          14,400
----------------------------------------------------------------
 J&J Snack Foods Corp. 1                  1,300          49,088
----------------------------------------------------------------
 M&F Worldwide Corp. 1                    8,100         108,216
----------------------------------------------------------------
 MGP Ingredients, Inc.                      300           4,725
----------------------------------------------------------------
 Omega Protein Corp. 1                   10,900          84,148
----------------------------------------------------------------
 Peet's Coffee & Tea, Inc. 1              2,200          38,302
----------------------------------------------------------------
 Sanderson Farms, Inc.                    3,300         132,990
----------------------------------------------------------------
 Sanfilippo (John B.) & Son, Inc. 1         200          10,208
----------------------------------------------------------------
 Seaboard Corp.                             100          28,200
                                                   -------------
                                                        941,472

8 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 HOUSEHOLD PRODUCTS--0.5%
 Chattem, Inc. 1                          2,500    $     44,750
----------------------------------------------------------------
 Energizer Holdings, Inc. 1                 600          22,536
----------------------------------------------------------------
 Nu Skin Asia Pacific, Inc., Cl. A          700          11,963
----------------------------------------------------------------
 Rayovac Corp. 1                          8,600         180,170
----------------------------------------------------------------
 Revlon, Inc., Cl. A 1                      100             224
----------------------------------------------------------------
 WD-40 Co.                                4,900         173,264
                                                   -------------
                                                        432,907

----------------------------------------------------------------
 PERSONAL PRODUCTS--0.4%
 Del Laboratories, Inc.                   2,537          63,425
----------------------------------------------------------------
 First Years, Inc. (The)                    900          13,446
----------------------------------------------------------------
 Nature's Sunshine Products, Inc.           500           4,225
----------------------------------------------------------------
 NBTY, Inc. 1                               600          16,116
----------------------------------------------------------------
 USANA Health Sciences, Inc. 1            8,900         272,340
                                                   -------------
                                                        369,552

----------------------------------------------------------------
 TOBACCO--0.1%
 Standard Commercial Corp.                  400           8,028
----------------------------------------------------------------
 Star Scientific, Inc. 1                    700           1,288
----------------------------------------------------------------
 Universal Corp.                          1,100          48,587
----------------------------------------------------------------
 Vector Group Ltd.                          300           4,896
                                                   -------------
                                                         62,799

----------------------------------------------------------------
 ENERGY--5.1%
----------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.7%
 Carbo Ceramics, Inc.                       200          10,250
----------------------------------------------------------------
 CHC Helicopter Corp., Cl. A                700          17,876
----------------------------------------------------------------
 Ensign Resource Service Group, Inc.      3,700          58,982
----------------------------------------------------------------
 Gulf Island Fabrication, Inc. 1          1,200          20,436
----------------------------------------------------------------
 Gulfmark Offshore, Inc. 1                  700           9,800
----------------------------------------------------------------
 Key Energy Services, Inc. 1             10,000         103,100
----------------------------------------------------------------
 Matrix Service Co. 1                     5,600         101,640
----------------------------------------------------------------
 Oil States International, Inc. 1        13,200         184,008
----------------------------------------------------------------
 Seabulk International, Inc. 1              400           3,248
----------------------------------------------------------------
 Tesco Corp. 1                            2,400          19,594
----------------------------------------------------------------
 Trican Well Service Ltd. 1               4,100          87,885
----------------------------------------------------------------
 Unit Corp. 1                               500          11,775
                                                   -------------
                                                        628,594

----------------------------------------------------------------
 OIL & GAS--4.4%
 BlackRock Ventures, Inc. 1              20,000          64,229
----------------------------------------------------------------
 Brown (Tom), Inc. 1                      2,200          70,950
----------------------------------------------------------------
 Cabot Oil & Gas Corp., Cl. A             1,900          55,765
----------------------------------------------------------------
 Callon Petroleum Co. 1                   4,600          47,702
----------------------------------------------------------------
 Canadian Superior Energy, Inc. 1        35,000          88,296
----------------------------------------------------------------
 Chesapeake Energy Corp.                  6,500          88,270
----------------------------------------------------------------
 Cimarex Energy Co. 1                     5,490         146,528
----------------------------------------------------------------
 Clear Energy, Inc. 1                     9,133          25,090
----------------------------------------------------------------

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 OIL & GAS Continued
 Compton Petroleum Corp. 1                6,800    $     31,573
----------------------------------------------------------------
 Comstock Resources, Inc. 1              11,900         229,670
----------------------------------------------------------------
 Crew Energy, Inc. 1                      5,666          16,618
----------------------------------------------------------------
 Denbury Resources, Inc. 1               10,200         141,882
----------------------------------------------------------------
 Dominion Resources Black
 Warrior Trust                              300           8,550
----------------------------------------------------------------
 Encore Acquisition Co. 1                 1,100          27,115
----------------------------------------------------------------
 Energy Partners Ltd. 1                   6,100          84,790
----------------------------------------------------------------
 Esprit Exploration Ltd. 1,2             10,600          22,804
----------------------------------------------------------------
 Esprit Exploration Ltd. 1                9,700          20,867
----------------------------------------------------------------
 Frontier Oil Corp.                      11,000         189,420
----------------------------------------------------------------
 Holly Corp.                              4,900         134,750
----------------------------------------------------------------
 Houston Exploration Co. 1                2,900         105,908
----------------------------------------------------------------
 Impact Energy, Inc. 1                   61,500          64,248
----------------------------------------------------------------
 Kaneb Services LLC                         600          19,122
----------------------------------------------------------------
 Ketch Resources Ltd. 1                   4,900          34,127
----------------------------------------------------------------
 Magnum Hunter Resources, Inc. 1          5,000          47,550
----------------------------------------------------------------
 Maritrans, Inc.                          2,500          41,775
----------------------------------------------------------------
 McMoRan Exploration Co. 1                2,400          45,000
----------------------------------------------------------------
 Meridian Resource Corp. (The) 1         10,300          61,182
----------------------------------------------------------------
 North Coast Energy, Inc. 1                 100           1,069
----------------------------------------------------------------
 Nuevo Energy Co. 1                       2,900          70,093
----------------------------------------------------------------
 OMI Corp. 1                             22,000         196,460
----------------------------------------------------------------
 Overseas Shipholding Group, Inc.         1,400          47,670
----------------------------------------------------------------
 Paramount Resources Ltd.                 5,400          43,668
----------------------------------------------------------------
 Patina Oil & Gas Corp.                   3,556         174,208
----------------------------------------------------------------
 Penn Virginia Corp.                      2,700         150,255
----------------------------------------------------------------
 Petroleum Development Corp. 1              800          18,960
----------------------------------------------------------------
 Pogo Producing Co.                       1,000          48,300
----------------------------------------------------------------
 Prima Energy Corp. 1                       300          10,548
----------------------------------------------------------------
 Progress Energy Ltd. 1                   9,700          93,266
----------------------------------------------------------------
 Purcell Energy Ltd. 1                    3,600           7,104
----------------------------------------------------------------
 Range Resources Corp. 1                  2,500          23,625
----------------------------------------------------------------
 Real Resources, Inc. 1                   3,800          16,173
----------------------------------------------------------------
 Remington Oil & Gas Corp. 1              4,600          90,574
----------------------------------------------------------------
 Resource America, Inc., Cl. A              800          12,000
----------------------------------------------------------------
 Rio Alto Resources
 International, Inc. 1                   12,600           8,678
----------------------------------------------------------------
 St. Mary Land & Exploration Co.          1,000          28,500
----------------------------------------------------------------
 StarPoint Energy Ltd. 1                  1,800           6,282
----------------------------------------------------------------
 Stelmar Shipping Ltd.                    1,600          34,976
----------------------------------------------------------------
 Stone Energy Corp. 1                     5,300         224,985
----------------------------------------------------------------
 Swift Energy Co. 1                       1,800          30,330
----------------------------------------------------------------
 Tesoro Petroleum Corp. 1                17,200         250,604
----------------------------------------------------------------
 TransMontaigne, Inc. 1                     200           1,290
----------------------------------------------------------------
 Tusk Energy, Inc. 1                     11,700          34,224
----------------------------------------------------------------
 Upton Resources, Inc. 1                 10,000          37,686

9 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued


                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 OIL & GAS Continued
 Western Gas Resources, Inc.              3,600    $    170,100
----------------------------------------------------------------
 Whiting Petroleum Corp. 1                2,100          38,640
----------------------------------------------------------------
 Williams (Clayton) Energy, Inc. 1          400          11,628
----------------------------------------------------------------
 World Fuel Services Corp.                4,300         145,985
                                                   -------------
                                                      3,941,662

----------------------------------------------------------------
 FINANCIALS--16.3%
----------------------------------------------------------------
 CAPITAL MARKETS--0.1%
 National Financial Partners Corp.        1,600          44,080
----------------------------------------------------------------
 SWS Group, Inc.                          1,900          33,820
                                                   -------------
                                                         77,900

----------------------------------------------------------------
 COMMERCIAL BANKS--9.1%
 Allegiant Bancorp, Inc.                    600          16,830
----------------------------------------------------------------
 Alliance Financial Corp.                   600          19,158
----------------------------------------------------------------
 AmericanWest Bancorporation              2,100          47,880
----------------------------------------------------------------
 Anchor BanCorp Wisconsin, Inc.           7,300         181,770
----------------------------------------------------------------
 Arrow Financial Corp.                      551          15,301
----------------------------------------------------------------
 Bank of the Ozarks, Inc.                   800          18,008
----------------------------------------------------------------
 BankAtlantic Bancorp, Inc.                 900          17,100
----------------------------------------------------------------
 BankUnited Financial Corp., Cl. A 1      2,200          56,738
----------------------------------------------------------------
 Bay View Capital Corp.                   4,800          10,272
----------------------------------------------------------------
 Berkshire Hills Bancorp, Inc.            1,300          47,060
----------------------------------------------------------------
 Brookline Bancorp, Inc.                  5,760          88,358
----------------------------------------------------------------
 Bryn Mawr Bank Corp.                       200           4,898
----------------------------------------------------------------
 C&F Financial Corp.                        200           7,940
----------------------------------------------------------------
 Camco Financial Corp.                    1,000          17,330
----------------------------------------------------------------
 Camden National Corp.                      600          18,216
----------------------------------------------------------------
 Capital City Bank Group, Inc.              825          37,942
----------------------------------------------------------------
 Capital Corp of the West                   200           7,928
----------------------------------------------------------------
 Capital Crossing Bank 1                    200           9,468
----------------------------------------------------------------
 Capitol Bancorp Ltd.                     1,200          34,080
----------------------------------------------------------------
 Cascade Bancorp                            700          13,482
----------------------------------------------------------------
 CB Bancshares, Inc.                      1,415          89,110
----------------------------------------------------------------
 Chemical Financial Corp.                   105           3,821
----------------------------------------------------------------
 Chester Valley Bancorp, Inc.               105           2,432
----------------------------------------------------------------
 Citizens First Bancorp, Inc.             1,500          34,200
----------------------------------------------------------------
 City Holding Co.                         2,500          87,500
----------------------------------------------------------------
 CNB Financial Corp.                        100           4,208
----------------------------------------------------------------
 CNB Florida Bancshares, Inc.               300           6,900
----------------------------------------------------------------
 Coastal Bancorp, Inc.                      100           4,111
----------------------------------------------------------------
 Columbia Bancorp, Eastern US               400          12,780
----------------------------------------------------------------
 Columbia Banking System, Inc.            6,100         132,126
----------------------------------------------------------------
 Commercial Bankshares, Inc.                125           4,195
----------------------------------------------------------------
 Community Bank System, Inc.              3,800         186,200
----------------------------------------------------------------
 Community First Bankshares, Inc.         7,200         208,368

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 COMMERCIAL BANKS Continued
 Community Trust Bancorp, Inc.              550    $     16,610
----------------------------------------------------------------
 Connecticut Bancshares, Inc.             1,400          72,156
----------------------------------------------------------------
 CVB Financial Corp.                      2,310          44,560
----------------------------------------------------------------
 Dime Community Bancshares, Inc.          4,475         137,651
----------------------------------------------------------------
 East West Bancorp, Inc.                  3,800         203,984
----------------------------------------------------------------
 Exchange National Bancshares, Inc.         300          10,845
----------------------------------------------------------------
 Fidelity Bankshares, Inc.                4,216         132,382
----------------------------------------------------------------
 First BanCorp, Puerto Rico               4,150         164,133
----------------------------------------------------------------
 First Busey Corp.                          200           5,400
----------------------------------------------------------------
 First Citizens BancShares, Inc., Cl. A     500          60,765
----------------------------------------------------------------
 First Community Bancshares, Inc.         1,610          53,388
----------------------------------------------------------------
 First Defiance Financial Corp.             500          13,325
----------------------------------------------------------------
 First Essex Bancorp, Inc.                  500          29,070
----------------------------------------------------------------
 First Federal Capital Corp.              2,700          60,804
----------------------------------------------------------------
 First Federal Financial Corp.
 of Kentucky                                100           2,515
----------------------------------------------------------------
 First Financial Corp.                      800          24,008
----------------------------------------------------------------
 First Financial Holdings, Inc.           2,100          65,646
----------------------------------------------------------------
 First Indiana Corp.                        475           8,906
----------------------------------------------------------------
 First M&F Corp.                            300          11,370
----------------------------------------------------------------
 First Merchants Corp.                    1,915          48,871
----------------------------------------------------------------
 First National Corp.                       200           6,002
----------------------------------------------------------------
 First Niagara Financial Group, Inc.      2,028          30,237
----------------------------------------------------------------
 First Oak Brook Bancshares, Inc.           300           9,003
----------------------------------------------------------------
 First of Long Island Corp. (The)           100           4,300
----------------------------------------------------------------
 First Place Financial Corp.              1,700          33,201
----------------------------------------------------------------
 First Republic Bank                      5,200         186,160
----------------------------------------------------------------
 First SecurityFed Financial, Inc.          100           3,034
----------------------------------------------------------------
 First Sentinel Bancorp, Inc.             1,900          40,014
----------------------------------------------------------------
 First South Bancorp, Inc.                  300          10,950
----------------------------------------------------------------
 First United Corp.                         100           2,437
----------------------------------------------------------------
 Firstbank Corp.                            210           6,544
----------------------------------------------------------------
 FirstFed America Bancorp, Inc.           2,900          75,487
----------------------------------------------------------------
 FirstFed Financial Corp. 1               3,900         169,650
----------------------------------------------------------------
 Flagstar Bancorp, Inc.                   6,750         144,585
----------------------------------------------------------------
 Flushing Financial Corp.                 3,075          56,211
----------------------------------------------------------------
 FNB Corp., North Carolina                  300           6,354
----------------------------------------------------------------
 Foothill Independent Bancorp               200           4,732
----------------------------------------------------------------
 Frontier Financial Corp.                   500          16,580
----------------------------------------------------------------
 Glacier Bancorp, Inc.                    2,840          92,016
----------------------------------------------------------------
 Hancock Holding Co.                        400          21,828
----------------------------------------------------------------
 Hanmi Financial Corp.                    2,500          49,425
----------------------------------------------------------------
 Harbor Florida Bancshares, Inc.          6,100         181,231
----------------------------------------------------------------
 Harleysville National Corp.              2,025          60,953
----------------------------------------------------------------
 Hawthorne Financial Corp. 1              2,550          71,349

10 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 COMMERCIAL BANKS Continued
 Heritage Commerce Corp. 1                  100    $      1,225
----------------------------------------------------------------
 Heritage Financial Corp.                   400           8,752
----------------------------------------------------------------
 Home Federal Bancorp                     1,300          36,634
----------------------------------------------------------------
 Horizon Financial Corp.                    200           3,502
----------------------------------------------------------------
 Hudson River Bancorp, Inc.                 100           3,903
----------------------------------------------------------------
 Humboldt Bancorp                           100           1,752
----------------------------------------------------------------
 IBERIABANK Corp.                         3,400         200,600
----------------------------------------------------------------
 IBT Bancorp, Inc.                          200          11,846
----------------------------------------------------------------
 Independence Community Bank Corp.          600          21,582
----------------------------------------------------------------
 Independent Bank Corp.,
 Massachusetts                            1,200          34,584
----------------------------------------------------------------
 Independent Bank Corp., Michigan         2,543          72,119
----------------------------------------------------------------
 Indymac Mortgage Holdings, Inc.          3,300          98,307
----------------------------------------------------------------
 International Bancshares Corp.           1,331          62,757
----------------------------------------------------------------
 Irwin Financial Corp.                    5,100         160,140
----------------------------------------------------------------
 ITLA Capital Corp. 1                     3,200         160,320
----------------------------------------------------------------
 LNB Bancorp, Inc.                          400           8,120
----------------------------------------------------------------
 Local Financial Corp. 1                  2,500          52,100
----------------------------------------------------------------
 Macatawa Bank Corp.                        510          14,438
----------------------------------------------------------------
 MAF Bancorp, Inc.                        8,364         350,452
----------------------------------------------------------------
 MainSource Financial Group, Inc.           210           6,441
----------------------------------------------------------------
 MB Financial, Inc.                         900          32,760
----------------------------------------------------------------
 Middleburg Financial Corp.                 200           8,000
----------------------------------------------------------------
 MutualFirst Financial, Inc.                300           7,602
----------------------------------------------------------------
 Nara Bancorp, Inc.                       3,900         106,470
----------------------------------------------------------------
 NASB Financial, Inc.                     1,100          46,101
----------------------------------------------------------------
 National Bankshares, Inc.                  600          30,147
----------------------------------------------------------------
 National Penn Bancshares, Inc.              25             803
----------------------------------------------------------------
 NBT Bancorp, Inc.                        3,500          75,040
----------------------------------------------------------------
 Net.B@nk, Inc.                           9,400         125,490
----------------------------------------------------------------
 NewMil Bancorp, Inc.                       100           2,905
----------------------------------------------------------------
 Oak Hill Financial, Inc.                   500          15,405
----------------------------------------------------------------
 OceanFirst Financial Corp.               1,500          40,740
----------------------------------------------------------------
 Old Second Bancorp, Inc.                   458          22,671
----------------------------------------------------------------
 Oneida Financial Corp.                     100           2,211
----------------------------------------------------------------
 Oriental Financial Group, Inc.           4,743         121,895
----------------------------------------------------------------
 Pacific Capital Bancorp                  6,833         251,591
----------------------------------------------------------------
 Parkvale Financial Corp.                   200           5,370
----------------------------------------------------------------
 Patriot Bank Corp.                         300           8,583
----------------------------------------------------------------
 PennFed Financial Services, Inc.           600          20,100
----------------------------------------------------------------
 PennRock Financial Services Corp.          720          22,378
----------------------------------------------------------------
 Penns Woods Bancorp, Inc.                  200           9,340
----------------------------------------------------------------
 PFF Bancorp, Inc.                        3,940         142,943
----------------------------------------------------------------
 PrivateBancorp, Inc.                       500          22,760
----------------------------------------------------------------
 Progress Financial Corp.                   315           9,715

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 COMMERCIAL BANKS Continued
 Prosperity Bancshares, Inc.              1,500    $     33,780
----------------------------------------------------------------
 Provident Bankshares Corp.               1,300          38,272
----------------------------------------------------------------
 Provident Financial Holdings, Inc.         200           7,254
----------------------------------------------------------------
 Provident Financial Services, Inc.         400           7,560
----------------------------------------------------------------
 Quaker City Bancorp, Inc.                  900          41,895
----------------------------------------------------------------
 R&G Financial Corp., Cl. B               5,200         206,960
----------------------------------------------------------------
 Redwood Empire Bancorp                   1,250          33,219
----------------------------------------------------------------
 Republic Bancorp, Inc.                   2,234          30,138
----------------------------------------------------------------
 Republic Bancorp, Inc., Cl. A            2,500          48,850
----------------------------------------------------------------
 Republic Bancshares, Inc.                  100           3,147
----------------------------------------------------------------
 S&T Bancorp, Inc.                        2,900          86,710
----------------------------------------------------------------
 S.Y. Bancorp, Inc.                         200           4,112
----------------------------------------------------------------
 Sandy Spring Bancorp, Inc.               2,200          82,280
----------------------------------------------------------------
 Seacoast Banking Corp. of Florida        1,930          33,505
----------------------------------------------------------------
 Second Bancorp, Inc.                       500          13,200
----------------------------------------------------------------
 Simmons First National Corp.               400          11,160
----------------------------------------------------------------
 Sky Financial Group, Inc.                  200           5,188
----------------------------------------------------------------
 Sound Federal Bancorp, Inc.              1,200          18,708
----------------------------------------------------------------
 Southern Financial Bancorp, Inc.         1,243          53,536
----------------------------------------------------------------
 Southwest Bancorp of Texas, Inc.           700          27,195
----------------------------------------------------------------
 Southwest Bancorp, Inc.                  2,900          51,852
----------------------------------------------------------------
 State Bancorp, Inc.                      2,102          50,995
----------------------------------------------------------------
 State Financial Services Corp.             700          18,592
----------------------------------------------------------------
 Sterling Bancorp, New York               4,400         125,400
----------------------------------------------------------------
 Sterling Financial Corp.                 6,370         218,045
----------------------------------------------------------------
 Sterling Financial Corp., Eastern US       300           8,325
----------------------------------------------------------------
 Sun Bancorp, Inc., New Jersey            2,120          55,968
----------------------------------------------------------------
 Texas Capital Bancshares, Inc. 1           900          13,016
----------------------------------------------------------------
 Troy Financial Corp.                       595          20,825
----------------------------------------------------------------
 Trust Co. of New Jersey (The)              600          23,808
----------------------------------------------------------------
 U.S.B. Holding Co., Inc.                   315           6,108
----------------------------------------------------------------
 Union Bankshares Corp.                     800          24,400
----------------------------------------------------------------
 United Bankshares, Inc.                    200           6,240
----------------------------------------------------------------
 United Community Financial Corp.           500           5,705
----------------------------------------------------------------
 United Security Bancshares, Inc.,
 Southern US                                200           5,790
----------------------------------------------------------------
 Univest Corp. of Pennsylvania              300          12,720
----------------------------------------------------------------
 Virginia Commerce Bancorp, Inc. 1          400          12,812
----------------------------------------------------------------
 W. Holding Co., Inc.                     3,366          62,641
----------------------------------------------------------------
 Washington Trust Bancorp, Inc.             200           5,240
----------------------------------------------------------------
 Waypoint Financial Corp.                 3,710          80,470
----------------------------------------------------------------
 West Coast Bancorp                         100           2,134
----------------------------------------------------------------
 Westcorp                                 2,000          73,100
----------------------------------------------------------------
 Willow Grove Bancorp, Inc.               2,500          44,400
----------------------------------------------------------------
 Wilshire State Bank                        200           3,884

11 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued


                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 COMMERCIAL BANKS Continued
 WSFS Financial Corp.                     2,700    $    121,095
----------------------------------------------------------------
 Yadkin Valley Bank & Trust Co.             300           5,130
                                                   -------------
                                                      8,180,340

----------------------------------------------------------------
 CONSUMER FINANCE--0.3%
 Education Lending Group, Inc. 1          5,000          66,950
----------------------------------------------------------------
 First Marblehead Corp. (The) 1           6,300         137,844
----------------------------------------------------------------
 Nelnet, Inc., Cl. A 1                    3,500          78,400
----------------------------------------------------------------
 Rewards Network, Inc. 1                    700           7,462
                                                   -------------
                                                        290,656

----------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--2.6%
 Ace Cash Express, Inc. 1                 1,600          34,013
----------------------------------------------------------------
 Affiliated Managers Group, Inc. 1        4,400         306,196
----------------------------------------------------------------
 Cash America International, Inc.        12,600         266,868
----------------------------------------------------------------
 Chicago Mercantile Exchange (The)        1,000          72,360
----------------------------------------------------------------
 CompuCredit Corp. 1                     12,200         259,616
----------------------------------------------------------------
 Credit Acceptance Corp. 1                3,800          58,140
----------------------------------------------------------------
 First Albany Cos., Inc.                  2,500          35,100
----------------------------------------------------------------
 First Cash Financial Services, Inc. 1    6,100         156,410
----------------------------------------------------------------
 iShares Russell 2000 Index Fund          2,000         221,600
----------------------------------------------------------------
 iShares S&P SmallCap 600 Index Fund      1,600         214,400
----------------------------------------------------------------
 Knight Trading Group, Inc. 1            19,200         281,088
----------------------------------------------------------------
 Marlin Business Services, Inc. 1         4,300          74,820
----------------------------------------------------------------
 MCG Capital Corp.                          400           7,800
----------------------------------------------------------------
 Medallion Financial Corp.                  400           3,796
----------------------------------------------------------------
 Metris Cos., Inc. 1                     17,200          76,368
----------------------------------------------------------------
 Newtek Business Services, Inc. 1         3,200          22,208
----------------------------------------------------------------
 Piper Jaffray Cos., Inc. 1               2,500         103,925
----------------------------------------------------------------
 Sanders Morris Harris Group, Inc.          400           4,960
----------------------------------------------------------------
 United PanAm Financial Corp. 1             500           8,355
----------------------------------------------------------------
 WFS Financial, Inc. 1                    1,400          59,444
----------------------------------------------------------------
 World Acceptance Corp. 1                 6,600         131,406
                                                   -------------
                                                      2,398,873

----------------------------------------------------------------
 INSURANCE--2.9%
 Alfa Corp.                               4,600          59,156
----------------------------------------------------------------
 Allmerica Financial Corp. 1              8,200         252,314
----------------------------------------------------------------
 American Medical Security Group, Inc. 1  5,800         130,036
----------------------------------------------------------------
 American Physicians Capital, Inc. 1        700          12,880
----------------------------------------------------------------
 AmerUs Group Co.                         6,100         213,317
----------------------------------------------------------------
 Arch Capital Group Ltd. 1                4,700         187,342
----------------------------------------------------------------
 Argonaut Group, Inc. 1                   2,100          32,634
----------------------------------------------------------------
 Aspen Insurance Holdings Ltd. 1          2,000          49,620
----------------------------------------------------------------
 Baldwin & Lyons, Inc., Cl. B, Non-Vtg.     300           8,418
----------------------------------------------------------------
 Ceres Group, Inc. 1                      1,500           8,760
----------------------------------------------------------------
 Citizens, Inc.                             914           8,619

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 INSURANCE Continued
 Crawford & Co., Cl. A, Non-Vtg.            700    $      4,963
----------------------------------------------------------------
 Delphi Financial Group, Inc., Cl. A      6,300         226,800
----------------------------------------------------------------
 Direct General Corp.                     1,200          39,720
----------------------------------------------------------------
 Donegal Group, Inc., Cl. A               2,300          50,646
----------------------------------------------------------------
 EMC Insurance Group, Inc.                  100           2,114
----------------------------------------------------------------
 Enstar Group, Inc. (The) 1                 200           9,410
----------------------------------------------------------------
 FBL Financial Group, Inc., Cl. A         2,700          69,660
----------------------------------------------------------------
 Fidelity National Financial, Inc.        1,287          49,910
----------------------------------------------------------------
 Financial Industries Corp.                 200           2,820
----------------------------------------------------------------
 Great American Financial
 Resources, Inc.                          1,400          22,708
----------------------------------------------------------------
 Hub International Ltd.                     400           6,704
----------------------------------------------------------------
 Independence Holding Co.                   300           7,176
----------------------------------------------------------------
 IPC Holdings Ltd.                          300          11,682
----------------------------------------------------------------
 Kansas City Life Insurance Co.             100           4,620
----------------------------------------------------------------
 LandAmerica Financial Group, Inc.        5,200         271,752
----------------------------------------------------------------
 National Western Life
 Insurance Co., Cl. A 1                     400          61,940
----------------------------------------------------------------
 Navigators Group, Inc. (The) 1             900          27,783
----------------------------------------------------------------
 Ohio Casualty Corp. 1                    6,100         105,896
----------------------------------------------------------------
 Penn-America Group, Inc.                   300           3,981
----------------------------------------------------------------
 Phoenix Cos., Inc. (The)                11,600         139,664
----------------------------------------------------------------
 PMA Capital Corp., Cl. A                 4,800          24,576
----------------------------------------------------------------
 Presidential Life Corp.                  1,400          18,424
----------------------------------------------------------------
 Reinsurance Group of America, Inc.       1,200          46,380
----------------------------------------------------------------
 RLI Corp.                                  300          11,238
----------------------------------------------------------------
 StanCorp Financial Group, Inc.             500          31,440
----------------------------------------------------------------
 State Auto Financial Corp.               1,500          35,085
----------------------------------------------------------------
 Stewart Information Services Corp.       6,700         271,685
----------------------------------------------------------------
 Universal American Financial Corp. 1    10,100         100,091
                                                   -------------
                                                      2,621,964

----------------------------------------------------------------
 REAL ESTATE--0.4%
 Agree Realty Corp.                       1,700          48,076
----------------------------------------------------------------
 American Financial Realty Trust          2,900          49,445
----------------------------------------------------------------
 Bluegreen Corp. 1                        4,400          27,456
----------------------------------------------------------------
 Capital Automotive REIT                    300           9,600
----------------------------------------------------------------
 Capital Trust, Cl. A                       300           6,810
----------------------------------------------------------------
 Chelsea Property Group, Inc.               200          10,962
----------------------------------------------------------------
 Consolidated-Tomoka Land Co.               400          13,080
----------------------------------------------------------------
 Correctional Properties Trust              200           5,760
----------------------------------------------------------------
 Friedman, Billings, Ramsey Group,
 Inc., Cl. A                                200           4,616
----------------------------------------------------------------
 Maguire Properties, Inc.                 1,200          29,160
----------------------------------------------------------------
 Orleans Homebuilders, Inc. 1             3,500          99,155
----------------------------------------------------------------
 Pan Pacific Retail Properties, Inc.        200           9,530

12 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 REAL ESTATE Continued
 Prentiss Properties Trust                  200    $      6,598
----------------------------------------------------------------
 Ramco-Gershenson Properties Trust          400          11,320
----------------------------------------------------------------
 Regency Centers Corp.                      300          11,955
----------------------------------------------------------------
 Tanger Factory Outlet Centers, Inc.        100           4,070
----------------------------------------------------------------
 Trammell Crow Co. 1                      2,600          34,450
                                                   -------------
                                                        382,043

----------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--0.9%
 Accredited Home Lenders Holding Co. 1    1,000          30,600
----------------------------------------------------------------
 American Home Mortgage
 Investment Corp.                         3,000          67,530
----------------------------------------------------------------
 Bank Mutual Corp.                        5,136          58,499
----------------------------------------------------------------
 CharterMac                                 900          19,017
----------------------------------------------------------------
 Federal Agricultural Mortgage
 Corp., Non-Vtg. 1                        1,400          44,744
----------------------------------------------------------------
 Franklin Bank Corp. 1                    2,000          38,000
----------------------------------------------------------------
 Fremont General Corp.                   16,600         280,706
----------------------------------------------------------------
 New Century Financial Corp.              5,650         224,136
----------------------------------------------------------------
 Ocwen Financial Corp. 1                  1,700          15,062
----------------------------------------------------------------
 Severn Bancorp, Inc.                       300           9,585
                                                   -------------
                                                        787,879

----------------------------------------------------------------
 HEALTH CARE--13.4%
----------------------------------------------------------------
 BIOTECHNOLOGY--2.4%
 Aclara Biosciences, Inc. 1               1,000           3,650
----------------------------------------------------------------
 Adolor Corp. 1                          10,300         206,206
----------------------------------------------------------------
 Aphton Corp. 1                           3,000          18,000
----------------------------------------------------------------
 Array BioPharma, Inc. 1                  1,600           9,104
----------------------------------------------------------------
 Bentley Pharmaceuticals, Inc. 1          1,100          14,630
----------------------------------------------------------------
 BioReliance Corp. 1                      3,200         153,024
----------------------------------------------------------------
 Caliper Technologies Corp. 1             2,100          13,818
----------------------------------------------------------------
 Celsion Corp. 1                         10,600          13,886
----------------------------------------------------------------
 Cepheid, Inc. 1                         10,100          96,758
----------------------------------------------------------------
 Ciphergen Biosystems, Inc. 1             7,200          80,928
----------------------------------------------------------------
 Cubist Pharmaceuticals, Inc. 1           8,200          99,712
----------------------------------------------------------------
 Curis, Inc. 1                           10,400          46,800
----------------------------------------------------------------
 Digene Corp. 1                           3,900         156,390
----------------------------------------------------------------
 Diversa Corp. 1                          4,600          42,550
----------------------------------------------------------------
 Gen-Probe, Inc. 1                        8,800         320,936
----------------------------------------------------------------
 Genaera Corp. 1                         35,000         114,450
----------------------------------------------------------------
 Gene Logic, Inc. 1                       2,700          14,013
----------------------------------------------------------------
 Geron Corp. 1                            7,400          73,778
----------------------------------------------------------------
 ID Biomedical Corp. 1                      800           9,488
----------------------------------------------------------------
 Idexx Laboratories, Inc. 1               4,100         189,748
----------------------------------------------------------------
 Immtech International, Inc. 1              200           2,208
----------------------------------------------------------------
 ImmunoGen, Inc. 1                        2,000          10,100
----------------------------------------------------------------
 Luminex Corp. 1                          1,800          16,884

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 BIOTECHNOLOGY Continued
 Neose Technologies, Inc. 1               1,200    $     11,040
----------------------------------------------------------------
 Peregrine Pharmaceuticals, Inc. 1       16,400          36,244
----------------------------------------------------------------
 QLT PhotoTherapeutics, Inc. 1            6,100         114,985
----------------------------------------------------------------
 Regeneron Pharmaceuticals, Inc. 1        6,900         101,499
----------------------------------------------------------------
 Repligen Corp. 1                         6,700          29,279
----------------------------------------------------------------
 Savient Pharmaceuticals, Inc. 1         24,900         114,789
----------------------------------------------------------------
 Sirna Therapeutics, Inc. 1                 600           3,120
----------------------------------------------------------------
 Tanox, Inc. 1                            1,200          17,820
----------------------------------------------------------------
 Telik, Inc. 1                              900          20,709
                                                   -------------
                                                      2,156,546

----------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--4.4%
 Abaxis, Inc. 1                           3,800          68,856
----------------------------------------------------------------
 Advanced Medical Optics, Inc. 1          6,500         127,725
----------------------------------------------------------------
 Aksys Ltd. 1                             1,300          11,479
----------------------------------------------------------------
 Alaris Medical Systems, Inc. 1           9,800         149,058
----------------------------------------------------------------
 Analogic Corp.                             300          12,300
----------------------------------------------------------------
 Arrow International, Inc.                2,300          57,454
----------------------------------------------------------------
 ArthroCare Corp. 1                       5,200         127,400
----------------------------------------------------------------
 Bio-Rad Laboratories, Inc., Cl. A 1      1,900         109,573
----------------------------------------------------------------
 Closure Medical Corp. 1                    900          30,537
----------------------------------------------------------------
 CNS, Inc.                                3,200          43,840
----------------------------------------------------------------
 Cooper Cos., Inc. (The)                  6,200         292,206
----------------------------------------------------------------
 Cyberonics, Inc. 1                       2,000          64,020
----------------------------------------------------------------
 Cytyc Corp. 1                            1,500          20,640
----------------------------------------------------------------
 Dade Behring Holdings, Inc. 1            2,800         100,072
----------------------------------------------------------------
 Diagnostic Products Corp.                2,500         114,775
----------------------------------------------------------------
 DJ Orthopedics, Inc. 1                     800          21,440
----------------------------------------------------------------
 E-Z-EM, Inc.                               500           6,475
----------------------------------------------------------------
 Encore Medical Corp. 1                   6,500          52,975
----------------------------------------------------------------
 EPIX Medical, Inc. 1                    11,500         187,220
----------------------------------------------------------------
 Exactech, Inc. 1                         1,700          25,075
----------------------------------------------------------------
 Haemonetics Corp. 1                      4,200         100,338
----------------------------------------------------------------
 HealthTronics Surgical Services, Inc. 1  5,700          35,625
----------------------------------------------------------------
 I-Flow Corp. 1                           1,100          15,301
----------------------------------------------------------------
 I-STAT Corp. 1                           3,000          45,900
----------------------------------------------------------------
 Illumina, Inc. 1                         7,500          52,875
----------------------------------------------------------------
 Immucor, Inc. 1                          2,150          43,839
----------------------------------------------------------------
 Inamed Corp. 1                           2,550         122,553
----------------------------------------------------------------
 Interpore International, Inc. 1          3,200          41,600
----------------------------------------------------------------
 IVAX Diagnostics, Inc. 1                   300           1,455
----------------------------------------------------------------
 Kensey Nash Corp. 1                      6,600         153,450
----------------------------------------------------------------
 Lifeline Systems, Inc. 1                 3,000          57,000
----------------------------------------------------------------
 Matthews International Corp., Cl. A      1,100          32,549
----------------------------------------------------------------
 Medical Action Industries, Inc. 1          500           9,355
----------------------------------------------------------------
 Meridian Bioscience, Inc.                3,600          37,548

13 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued


                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES Continued
 Merit Medical Systems, Inc. 1            9,979    $    222,133
----------------------------------------------------------------
 Microtek Medical Holdings, Inc. 1        7,000          35,000
----------------------------------------------------------------
 Mine Safety Applicances Co.                800          63,608
----------------------------------------------------------------
 Nutraceutical International Corp. 1      3,600          39,672
----------------------------------------------------------------
 PolyMedica Corp.                         3,400          89,454
----------------------------------------------------------------
 Possis Medical, Inc. 1                   1,100          21,725
----------------------------------------------------------------
 Quidel Corp. 1                           3,300          35,706
----------------------------------------------------------------
 Regeneration Technologies, Inc. 1        4,000          43,840
----------------------------------------------------------------
 Respironics, Inc. 1                        100           4,509
----------------------------------------------------------------
 Sola International, Inc. 1               7,900         148,520
----------------------------------------------------------------
 Spectranetics Corp. (The) 1                200             750
----------------------------------------------------------------
 SurModics, Inc. 1                        2,400          57,360
----------------------------------------------------------------
 Sybron Dental Specialties, Inc. 1        8,500         238,850
----------------------------------------------------------------
 Synovis Life Technologies, Inc. 1        6,100         124,074
----------------------------------------------------------------
 Theragenics Corp. 1                      1,500           8,205
----------------------------------------------------------------
 Ventana Medical Systems, Inc. 1          1,800          70,920
----------------------------------------------------------------
 Viasys Healthcare, Inc. 1                2,400          49,440
----------------------------------------------------------------
 VISX, Inc. 1                             1,700          39,355
----------------------------------------------------------------
 Vital Images, Inc. 1                     6,200         110,608
----------------------------------------------------------------
 West Pharmaceutical Services, Inc.         400          13,560
----------------------------------------------------------------
 Young Innovations, Inc.                  3,850         138,600
                                                   -------------
                                                      3,928,397

----------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--4.7%
 Advisory Board Co. (The) 1               3,600         125,676
----------------------------------------------------------------
 American Healthways, Inc. 1              5,500         131,285
----------------------------------------------------------------
 AMERIGROUP Corp. 1                       4,100         174,865
----------------------------------------------------------------
 Apria Healthcare Group, Inc. 1           3,700         105,339
----------------------------------------------------------------
 Bio-Reference Laboratories, Inc. 1       8,000         104,800
----------------------------------------------------------------
 Cantel Medical Corp. 1                     700          11,333
----------------------------------------------------------------
 Centene Corp. 1                          2,950          82,630
----------------------------------------------------------------
 CorVel Corp. 1                           3,100         116,560
----------------------------------------------------------------
 Covance, Inc. 1                          3,200          85,760
----------------------------------------------------------------
 Coventry Health Care, Inc. 1               600          38,694
----------------------------------------------------------------
 Curative Health Services, Inc. 1         1,600          22,080
----------------------------------------------------------------
 DaVita, Inc. 1                           3,700         144,300
----------------------------------------------------------------
 Dendrite International, Inc. 1          11,400         178,638
----------------------------------------------------------------
 Eclipsys Corp. 1                        11,300         131,532
----------------------------------------------------------------
 Gentiva Health Services, Inc. 1          8,500         107,440
----------------------------------------------------------------
 Hanger Orthopedic Group, Inc. 1          7,600         118,332
----------------------------------------------------------------
 HealthExtras, Inc. 1                     4,800          64,320
----------------------------------------------------------------
 IDX Systems Corp. 1                      4,900         131,418
----------------------------------------------------------------
 Inveresk Research Group, Inc. 1          2,900          71,717
----------------------------------------------------------------
 LabOne, Inc. 1                           3,500         113,645
----------------------------------------------------------------
 LCA-Vision, Inc. 1                       7,000         148,190
----------------------------------------------------------------
 Mid Atlantic Medical Services, Inc. 1      700          45,360

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES Continued
 Molina Healthcare, Inc. 1                1,100    $     27,753
----------------------------------------------------------------
 National HealthCare Corp. 1                500           9,950
----------------------------------------------------------------
 Omnicell, Inc. 1                         4,800          77,760
----------------------------------------------------------------
 Option Care, Inc. 1                        100           1,068
----------------------------------------------------------------
 Owens & Minor, Inc.                      5,100         111,741
----------------------------------------------------------------
 Parexel International Corp. 1            4,300          69,918
----------------------------------------------------------------
 PDI, Inc. 1                                900          24,129
----------------------------------------------------------------
 Pediatrix Medical Group, Inc. 1          4,200         231,378
----------------------------------------------------------------
 Per-Se Technologies, Inc. 1             10,600         161,756
----------------------------------------------------------------
 Prime Medical Services, Inc. 1             900           4,221
----------------------------------------------------------------
 PSS World Medical, Inc. 1               13,800         166,566
----------------------------------------------------------------
 Res-Care, Inc. 1                         6,300          51,030
----------------------------------------------------------------
 Select Medical Corp.                    13,400         218,152
----------------------------------------------------------------
 SFBC International, Inc. 1               2,300          61,088
----------------------------------------------------------------
 Sunrise Senior Living, Inc. 1            5,300         205,322
----------------------------------------------------------------
 U.S. Physical Therapy, Inc. 1            2,900          45,617
----------------------------------------------------------------
 United Surgical Partners
 International, Inc. 1                    3,900         130,572
----------------------------------------------------------------
 US Oncology, Inc. 1                     21,400         230,264
----------------------------------------------------------------
 VCA Antech, Inc. 1                       3,500         108,430
----------------------------------------------------------------
 Ventiv Health, Inc. 1                      900           8,235
----------------------------------------------------------------
 VitalWorks, Inc. 1                       4,200          18,564
                                                   -------------
                                                      4,217,428

----------------------------------------------------------------
 PHARMACEUTICALS--1.9%
 Able Laboratories, Inc. 1                  500           9,035
----------------------------------------------------------------
 American Pharmaceutical
 Partners, Inc. 1                         4,450         149,520
----------------------------------------------------------------
 Angiotech Pharmaceuticals, Inc. 1        1,500          69,000
----------------------------------------------------------------
 AtheroGenics, Inc. 1                     5,300          79,235
----------------------------------------------------------------
 Bradley Pharmaceuticals, Inc. 1          9,100         231,413
----------------------------------------------------------------
 Caraco Pharmaceutical
 Laboratories Ltd. 1                      2,300          17,204
----------------------------------------------------------------
 CollaGenex Pharmaceuticals, Inc. 1       4,100          45,961
----------------------------------------------------------------
 DepoMed, Inc. 1                         18,600         131,874
----------------------------------------------------------------
 Encysive Pharmaceuticals, Inc. 1         3,400          30,430
----------------------------------------------------------------
 Endo Pharmaceuticals Holdings, Inc. 1    2,000          38,520
----------------------------------------------------------------
 Hi-Tech Pharmacal Co., Inc. 1            2,400          56,400
----------------------------------------------------------------
 Hollis-Eden Pharmaceuticals, Inc. 1        500           5,505
----------------------------------------------------------------
 InKine Pharmaceutical Co., Inc. 1        2,800          13,524
----------------------------------------------------------------
 Kos Pharmaceuticals, Inc. 1              5,800         249,632
----------------------------------------------------------------
 Lannett Co., Inc. 1                      5,700          95,817
----------------------------------------------------------------
 Nabi Biopharmaceuticals 1                9,900         125,829
----------------------------------------------------------------
 NexMed, Inc. 1                           2,200           8,778
----------------------------------------------------------------
 Orphan Medical, Inc. 1                     100           1,025
----------------------------------------------------------------
 Perrigo Co.                              7,900         124,188

14 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 PHARMACEUTICALS Continued
 PRAECIS Pharmaceuticals, Inc. 1          5,300    $     34,132
----------------------------------------------------------------
 Salix Pharmaceuticals Ltd. 1             6,400         145,088
----------------------------------------------------------------
 SciClone Pharmaceuticals, Inc. 1        11,700          79,326
----------------------------------------------------------------
 Virbac Corp. 1,2                           100             520
                                                   -------------
                                                      1,741,956

----------------------------------------------------------------
 INDUSTRIALS--15.0%
----------------------------------------------------------------
 AEROSPACE & DEFENSE--1.4%
 AAR Corp. 1                             12,300         183,885
----------------------------------------------------------------
 Applied Signal Technology, Inc.          6,900         158,769
----------------------------------------------------------------
 Aviall, Inc. 1                           1,800          27,918
----------------------------------------------------------------
 Ducommun, Inc. 1                         1,100          24,585
----------------------------------------------------------------
 Engineered Support Systems, Inc.         2,950         162,427
----------------------------------------------------------------
 ESCO Technologies, Inc. 1                  400          17,460
----------------------------------------------------------------
 HEICO Corp.                                300           5,460
----------------------------------------------------------------
 Herley Industries, Inc. 1                2,300          47,610
----------------------------------------------------------------
 KVH Industries, Inc. 1                   4,700         129,109
----------------------------------------------------------------
 Moog, Inc., Cl. A 1                      4,900         242,060
----------------------------------------------------------------
 MTC Technologies, Inc. 1                 2,000          64,440
----------------------------------------------------------------
 Precision Castparts Corp.                  900          40,869
----------------------------------------------------------------
 Sequa Corp., Cl A 1                        100           4,900
----------------------------------------------------------------
 Teledyne Technologies, Inc. 1            5,200          98,020
----------------------------------------------------------------
 United Defense Industries, Inc. 1        2,900          92,452
                                                   -------------
                                                      1,299,964

----------------------------------------------------------------
 AIR FREIGHT & LOGISTICS--0.2%
 ABX Air, Inc. 1                         32,000         137,600
----------------------------------------------------------------
 Forward Air Corp. 1                        400          11,000
                                                   -------------
                                                        148,600

----------------------------------------------------------------
 AIRLINES--1.2%
 AirTran Holdings, Inc. 1                 2,100          24,990
----------------------------------------------------------------
 Alaska Air Group, Inc. 1                 4,700         128,263
----------------------------------------------------------------
 America West Holdings Corp., Cl. B 1     9,100         112,840
----------------------------------------------------------------
 Continental Airlines, Inc., Cl. B 1      2,100          34,167
----------------------------------------------------------------
 ExpressJet Holdings, Inc. 1             10,700         160,500
----------------------------------------------------------------
 Frontier Airlines, Inc. 1                9,700         138,322
----------------------------------------------------------------
 Mair Holdings, Inc. 1                      200           1,456
----------------------------------------------------------------
 Mesa Air Group, Inc. 1                  15,300         191,556
----------------------------------------------------------------
 Northwest Airlines Corp., Cl. A 1       19,200         242,304
----------------------------------------------------------------
 SkyWest, Inc.                              800          14,496
                                                   -------------
                                                      1,048,894

----------------------------------------------------------------
 BUILDING PRODUCTS--0.6%
 Aaon, Inc. 1                             2,150          41,732
----------------------------------------------------------------
 Griffon Corp. 1                          1,170          23,704
----------------------------------------------------------------
 Jacuzzi Brands, Inc. 1                  28,000         198,520

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 BUILDING PRODUCTS Continued
 Simpson Manufacturing Co., Inc. 1        4,400    $    223,784
----------------------------------------------------------------
 Universal Forest Products, Inc.          1,800          57,924
----------------------------------------------------------------
 USG Corp. 1                              1,700          28,169
----------------------------------------------------------------
 Watsco, Inc.                               600          13,638
                                                   -------------
                                                        587,471

----------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--4.4%
 Administaff, Inc. 1                      9,100         158,158
----------------------------------------------------------------
 Angelica Corp.                           2,000          44,000
----------------------------------------------------------------
 Arbitron, Inc. 1                         1,400          58,408
----------------------------------------------------------------
 Banta Corp.                              5,700         230,850
----------------------------------------------------------------
 Bowne & Co., Inc.                        1,300          17,628
----------------------------------------------------------------
 Bright Horizons Family
 Solutions, Inc. 1                        3,500         147,000
----------------------------------------------------------------
 CDI Corp.                                2,200          72,050
----------------------------------------------------------------
 Charles River Associates, Inc. 1         2,300          73,577
----------------------------------------------------------------
 Concorde Career Colleges, Inc. 1         1,900          47,443
----------------------------------------------------------------
 Consolidated Graphics, Inc. 1            2,900          91,582
----------------------------------------------------------------
 Cornell Corrections, Inc. 1                800          10,920
----------------------------------------------------------------
 CPI Corp.                                2,200          44,462
----------------------------------------------------------------
 Darling International, Inc. 1           38,700         106,812
----------------------------------------------------------------
 Duratek, Inc. 1                            900          11,736
----------------------------------------------------------------
 Electro Rent Corp. 1                       100           1,334
----------------------------------------------------------------
 Ennis Business Forms, Inc.               4,100          62,730
----------------------------------------------------------------
 Exponent, Inc. 1                         4,200          89,880
----------------------------------------------------------------
 Exult, Inc. 1                           17,500         124,600
----------------------------------------------------------------
 General Binding Corp. 1                  1,200          21,600
----------------------------------------------------------------
 Gevity HR, Inc.                          7,700         171,248
----------------------------------------------------------------
 Gundle/SLT Environmental, Inc. 1         3,300          68,508
----------------------------------------------------------------
 Harland (John H.) Co.                      700          19,110
----------------------------------------------------------------
 Heidrick & Struggles
 International, Inc. 1                    3,400          74,120
----------------------------------------------------------------
 ICT Group, Inc. 1                          900          10,575
----------------------------------------------------------------
 Imagistics International, Inc. 1         6,800         255,000
----------------------------------------------------------------
 Interpool, Inc.                          2,100          29,925
----------------------------------------------------------------
 ITT Educational Services, Inc. 1           400          18,788
----------------------------------------------------------------
 Korn-Ferry International 1               4,300          57,362
----------------------------------------------------------------
 Labor Ready, Inc. 1                        100           1,310
----------------------------------------------------------------
 Layne Christensen Co. 1                    200           2,350
----------------------------------------------------------------
 LECG Corp. 1                             2,500          57,225
----------------------------------------------------------------
 Mail-Well, Inc. 1                        1,300           5,993
----------------------------------------------------------------
 McGrath Rentcorp                           500          13,625
----------------------------------------------------------------
 MemberWorks, Inc. 1                        600          16,302
----------------------------------------------------------------
 Navigant Consulting, Inc. 1             11,200         211,232
----------------------------------------------------------------
 NCO Group, Inc. 1                        7,600         173,052
----------------------------------------------------------------
 New England Business Service, Inc.       2,400          70,800
----------------------------------------------------------------
 Pico Holdings, Inc. 1                      700          10,969
----------------------------------------------------------------
 Princeton Review, Inc. (The) 1             600           5,850


15 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued


                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES Continued
 Right Management Consultants, Inc. 1     3,175    $     59,246
----------------------------------------------------------------
 Rollins, Inc.                            8,700         196,185
----------------------------------------------------------------
 Schawk, Inc.                               700           9,541
----------------------------------------------------------------
 School Specialty, Inc. 1                 6,300         214,263
----------------------------------------------------------------
 Sotheby's Holdings, Inc., Cl. A 1       10,900         148,894
----------------------------------------------------------------
 Spherion Corp. 1                         4,200          41,118
----------------------------------------------------------------
 Strayer Education, Inc.                    800          87,064
----------------------------------------------------------------
 Tetra Tech, Inc. 1                       7,900         196,394
----------------------------------------------------------------
 United Rentals, Inc. 1                   1,400          26,964
----------------------------------------------------------------
 United Stationers, Inc. 1                2,700         110,484
----------------------------------------------------------------
 University of Phoenix Online 1           1,600         110,288
----------------------------------------------------------------
 Wackenhut Corrections Corp. 1            2,000          45,600
----------------------------------------------------------------
 Watson Wyatt & Co. Holdings 1            2,800          67,620
                                                   -------------
                                                      4,001,775

----------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--0.9%
 Comfort Systems USA, Inc. 1              5,000          27,400
----------------------------------------------------------------
 Dycom Industries, Inc. 1                 7,600         203,832
----------------------------------------------------------------
 Integrated Electrical Services, Inc. 1  14,600         135,050
----------------------------------------------------------------
 MasTec, Inc. 1                           9,500         140,695
----------------------------------------------------------------
 Perini Corp. 1                           3,600          32,940
----------------------------------------------------------------
 URS Corp. 1                              7,900         197,579
----------------------------------------------------------------
 Washington Group International, Inc. 1   1,400          47,558
                                                   -------------
                                                        785,054

----------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.8%
 Acuity Brands, Inc.                      9,700         250,260
----------------------------------------------------------------
 Franklin Electric Co., Inc.              1,300          78,637
----------------------------------------------------------------
 General Cable Corp. 1                    2,300          18,745
----------------------------------------------------------------
 Genlyte Group, Inc. (The) 1              1,800         105,084
----------------------------------------------------------------
 II-VI, Inc. 1                            7,100         183,180
----------------------------------------------------------------
 LSI Industries, Inc.                       375           5,063
----------------------------------------------------------------
 Ultralife Batteries, Inc. 1              2,700          33,426
----------------------------------------------------------------
 Vicor Corp. 1                              900          10,269
                                                   -------------
                                                        684,664

----------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--0.3%
 Raven Industries, Inc.                   1,700          50,150
----------------------------------------------------------------
 Standex International Corp.              1,400          39,200
----------------------------------------------------------------
 United Capital Corp.                       500          10,360
----------------------------------------------------------------
 United Industrial Corp.                  3,300          59,565
----------------------------------------------------------------
 Walter Industries, Inc.                  6,400          85,440
                                                   -------------
                                                        244,715

----------------------------------------------------------------
 MACHINERY--3.3%
 A.S.V., Inc. 1                           2,100          78,456
----------------------------------------------------------------
 Actuant Corp., Cl. A 1                   1,100          39,820

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 MACHINERY Continued
 Alamo Group, Inc.                          500    $      7,630
----------------------------------------------------------------
 Albany International Corp., Cl. A        7,300         247,470
----------------------------------------------------------------
 Ampco-Pittsburgh Corp.                   1,400          19,138
----------------------------------------------------------------
 BHA Group, Inc., Cl. A                   1,100          27,665
----------------------------------------------------------------
 Briggs & Stratton Corp.                  5,100         343,740
----------------------------------------------------------------
 Cascade Corp.                            5,800         129,340
----------------------------------------------------------------
 Ceradyne, Inc. 1                         4,500         153,270
----------------------------------------------------------------
 Chicago Bridge & Iron Co. NV             6,400         184,960
----------------------------------------------------------------
 CIRCOR International, Inc.                 700          16,870
----------------------------------------------------------------
 Clarcor, Inc.                            1,000          44,100
----------------------------------------------------------------
 Cuno, Inc. 1                             1,000          45,030
----------------------------------------------------------------
 Dionex Corp. 1                           3,900         179,478
----------------------------------------------------------------
 Encore Wire Corp. 1                        900          15,939
----------------------------------------------------------------
 EnPro Industries, Inc. 1                 3,700          51,615
----------------------------------------------------------------
 Flanders Corp. 1                         3,000          19,740
----------------------------------------------------------------
 Greenbrier Cos., Inc. 1                    600          10,050
----------------------------------------------------------------
 Joy Global, Inc. 1                       2,800          73,220
----------------------------------------------------------------
 Kadant, Inc. 1                           4,400          95,260
----------------------------------------------------------------
 Middleby Corp. (The)                     5,400         218,538
----------------------------------------------------------------
 NACCO Industries, Inc., Cl. A              500          44,740
----------------------------------------------------------------
 Oshkosh Truck Corp.                      3,300         168,399
----------------------------------------------------------------
 Pall Corp.                                 400          10,732
----------------------------------------------------------------
 Penn Engineering &
 Manufacturing Corp.                        500           9,515
----------------------------------------------------------------
 Thomas Industries, Inc.                    600          20,796
----------------------------------------------------------------
 Toro Co. (The)                           6,000         278,400
----------------------------------------------------------------
 Trinity Industries, Inc.                 5,400         166,536
----------------------------------------------------------------
 Wabash National Corp. 1                  7,300         213,890
----------------------------------------------------------------
 Wabtec Corp.                             4,500          76,680
                                                   -------------
                                                      2,991,017

----------------------------------------------------------------
 MARINE--0.3%
 Alexander & Baldwin, Inc.                5,700         192,033
----------------------------------------------------------------
 UTI Worldwide, Inc.                      2,300          87,239
                                                   -------------
                                                        279,272

----------------------------------------------------------------
 ROAD & RAIL--1.4%
 Arkansas Best Corp.                      1,300          40,807
----------------------------------------------------------------
 Central Freight Lines, Inc. 1            2,500          44,375
----------------------------------------------------------------
 Covenant Transport, Inc., Cl. A 1        1,300          24,713
----------------------------------------------------------------
 Florida East Coast
 Industries, Inc., Cl. A                  1,600          52,960
----------------------------------------------------------------
 Genesee & Wyoming, Inc., Cl. A 1         3,800         119,700
----------------------------------------------------------------
 Heartland Express, Inc.                  2,600          62,894
----------------------------------------------------------------
 Hunt (J.B.) Transport Services, Inc. 1   3,200          86,432
----------------------------------------------------------------
 Knight Transportation, Inc. 1              925          23,726
----------------------------------------------------------------
 Landstar System, Inc. 1                  6,200         235,848

16 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 ROAD & RAIL Continued
 Marten Transport Ltd. 1                    150    $      2,307
----------------------------------------------------------------
 Mullen Transportation, Inc.              1,300          39,737
----------------------------------------------------------------
 Old Dominion Freight Line, Inc. 1        1,150          39,192
----------------------------------------------------------------
 Overnite Corp. 1                         4,900         111,475
----------------------------------------------------------------
 Pacer International, Inc. 1              7,800         157,716
----------------------------------------------------------------
 Quality Distribution, Inc. 1             2,000          39,100
----------------------------------------------------------------
 Ryder Systems, Inc.                      1,100          37,565
----------------------------------------------------------------
 SCS Transportation, Inc. 1               6,900         121,302
----------------------------------------------------------------
 U.S. Xpress Enterprises, Inc., Cl. A 1   1,300          15,925
----------------------------------------------------------------
 USF Corp.                                  400          13,676
                                                   -------------
                                                      1,269,450

----------------------------------------------------------------
 TRADING COMPANIES & DISTRIBUTORS--0.2%
 Aceto Corp.                                200           5,108
----------------------------------------------------------------
 Applied Industrial Technologies, Inc.    5,400         128,844
----------------------------------------------------------------
 Lawson Products, Inc.                      200           6,636
----------------------------------------------------------------
 MSC Industrial Direct Co., Inc., Cl. A   3,100          85,250
                                                   -------------
                                                        225,838

----------------------------------------------------------------
 INFORMATION TECHNOLOGY--21.3%
----------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--3.0%
 Aspect Communications Corp. 1           13,800         217,488
----------------------------------------------------------------
 Audiovox Corp., Cl. A 1                  2,500          32,100
----------------------------------------------------------------
 C-COR.net Corp. 1                       12,300         136,899
----------------------------------------------------------------
 Computer Network Technology Corp. 1      7,500          71,550
----------------------------------------------------------------
 Comtech Telecommunications Corp. 1       7,750         223,743
----------------------------------------------------------------
 CyberGuard Corp. 1                       6,800          59,296
----------------------------------------------------------------
 Digi International, Inc. 1               4,800          46,080
----------------------------------------------------------------
 Ditech Communications Corp. 1            5,800         110,780
----------------------------------------------------------------
 Enterasys Networks, Inc. 1               5,900          22,125
----------------------------------------------------------------
 F5 Networks, Inc. 1                        700          17,570
----------------------------------------------------------------
 FalconStor Software, Inc. 1              4,000          34,960
----------------------------------------------------------------
 Foundry Networks, Inc. 1                 1,500          41,040
----------------------------------------------------------------
 Glenayre Technologies, Inc. 1            7,700          20,713
----------------------------------------------------------------
 Harmonic, Inc. 1                        24,200         175,450
----------------------------------------------------------------
 McDATA Corp., Cl. A 1                    2,200          20,966
----------------------------------------------------------------
 McDATA Corp., Cl. B 1                    2,800          26,684
----------------------------------------------------------------
 Network Equipment Technologies, Inc. 1   1,400          15,400
----------------------------------------------------------------
 New Focus, Inc. 1                        7,600          38,152
----------------------------------------------------------------
 NICE Systems Ltd., Sponsored ADR 1         800          20,280
----------------------------------------------------------------
 Packeteer, Inc. 1                       12,500         212,250
----------------------------------------------------------------
 Performance Technologies, Inc. 1         5,300          75,525
----------------------------------------------------------------
 Plantronics, Inc. 1                      4,600         150,190
----------------------------------------------------------------
 Powerwave Technologies, Inc. 1          17,900         136,935
----------------------------------------------------------------
 Proxim Corp., Cl. A 1                   22,500          37,575
----------------------------------------------------------------
 SeaChange International, Inc. 1          9,700         149,380
----------------------------------------------------------------
 SpectraLink Corp.                        8,500         162,945

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT Continued
 Symmetricom, Inc. 1                      8,100    $     58,968
----------------------------------------------------------------
 Terayon Communication Systems, Inc. 1    6,500          29,250
----------------------------------------------------------------
 Verso Technologies, Inc. 1              39,600         126,720
----------------------------------------------------------------
 Westell Technologies, Inc., Cl. A 1     22,700         143,237
----------------------------------------------------------------
 Zhone Technologies, Inc. 1              11,500          56,810
                                                   -------------
                                                      2,671,061

----------------------------------------------------------------
 COMPUTERS & PERIPHERALS--1.6%
 Advanced Digital Information Corp. 1    10,500         147,000
----------------------------------------------------------------
 Avid Technology, Inc. 1                  2,600         124,800
----------------------------------------------------------------
 Hutchinson Technology, Inc. 1            7,700         236,698
----------------------------------------------------------------
 Immersion Corp. 1                          800           4,760
----------------------------------------------------------------
 InFocus Corp. 1                         11,200         108,416
----------------------------------------------------------------
 Maxtor Corp. 1                           4,300          47,730
----------------------------------------------------------------
 Neoware Systems, Inc. 1                  2,600          35,620
----------------------------------------------------------------
 Network Engines, Inc. 1                  6,500          28,340
----------------------------------------------------------------
 Overland Storage, Inc. 1                 2,200          41,360
----------------------------------------------------------------
 Presstek, Inc. 1                         5,900          42,893
----------------------------------------------------------------
 Quantum Corp. 1                         23,200          72,384
----------------------------------------------------------------
 Rainbow Technologies, Inc. 1             9,400         105,844
----------------------------------------------------------------
 SimpleTech, Inc. 1                      12,800          76,928
----------------------------------------------------------------
 Storage Technology Corp. 1               1,000          25,750
----------------------------------------------------------------
 Stratasys, Inc. 1                        5,800         158,108
----------------------------------------------------------------
 Synaptics, Inc. 1                          300           4,494
----------------------------------------------------------------
 Western Digital Corp. 1                 13,000         153,270
----------------------------------------------------------------
 Xybernaut Corp. 1                       26,200          41,134
                                                   -------------
                                                      1,455,529

----------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--3.2%
 Agilysys, Inc.                          10,800         120,420
----------------------------------------------------------------
 Brightpoint, Inc. 1                      6,350         109,538
----------------------------------------------------------------
 CellStar Corp. 1                         8,900         112,407
----------------------------------------------------------------
 Checkpoint Systems, Inc. 1              10,900         206,119
----------------------------------------------------------------
 Cognex Corp.                             8,600         242,864
----------------------------------------------------------------
 Daktronics, Inc. 1                       4,500         113,220
----------------------------------------------------------------
 Digital Theater Systems, Inc. 1          3,500          86,415
----------------------------------------------------------------
 Excel Technology, Inc. 1                 1,700          55,862
----------------------------------------------------------------
 Fargo Electronics, Inc. 1                  600           7,632
----------------------------------------------------------------
 FARO Technologies, Inc. 1                2,000          49,960
----------------------------------------------------------------
 GTSI Corp. 1                             1,000          13,851
----------------------------------------------------------------
 Hypercom Corp. 1                         6,700          31,892
----------------------------------------------------------------
 Innovex, Inc. 1                          6,400          53,952
----------------------------------------------------------------
 Kemet Corp. 1                            1,200          16,428
----------------------------------------------------------------
 Komag, Inc. 1                            1,800          26,334
----------------------------------------------------------------
 Landauer, Inc.                           1,000          40,780
----------------------------------------------------------------
 LeCroy Corp. 1                             100           1,801

17 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued


                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
 Maxwell Technologies, Inc. 1               200    $      1,420
----------------------------------------------------------------
 Measurement Specialties, Inc. 1,2        2,400          49,032
----------------------------------------------------------------
 Methode Electronics, Inc., Cl. A         3,600          44,028
----------------------------------------------------------------
 MTS Systems Corp.                        7,600         146,148
----------------------------------------------------------------
 Park Electrochemical Corp.               2,900          76,821
----------------------------------------------------------------
 Pemstar, Inc. 1                          3,800          12,502
----------------------------------------------------------------
 Planar Systems, Inc. 1                   4,900         119,168
----------------------------------------------------------------
 RadiSys Corp. 1                          5,600          94,416
----------------------------------------------------------------
 Rofin-Sinar Technologies, Inc. 1         6,700         231,552
----------------------------------------------------------------
 ScanSource, Inc. 1                       2,800         127,736
----------------------------------------------------------------
 Superconductor Technologies, Inc. 1     17,500          97,650
----------------------------------------------------------------
 Sypris Solutions, Inc.                     300           5,043
----------------------------------------------------------------
 Trimble Navigation Ltd. 1                3,000         111,720
----------------------------------------------------------------
 UNOVA, Inc. 1                            6,700         153,765
----------------------------------------------------------------
 Varian, Inc. 1                           1,900          79,287
----------------------------------------------------------------
 Veeco Instruments, Inc. 1                6,800         191,760
----------------------------------------------------------------
 WJ Communications, Inc. 1                  600           3,071
----------------------------------------------------------------
 Woodhead Industries, Inc.                1,200          20,280
----------------------------------------------------------------
 X-Rite, Inc.                             1,100          12,452
----------------------------------------------------------------
 Zomax, Inc. 1                            3,300          16,467
                                                   -------------
                                                      2,883,793

----------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--4.2%
 24/7 Media, Inc. 1                      27,000          36,180
----------------------------------------------------------------
 Akamai Technologies, Inc. 1             12,900         138,675
----------------------------------------------------------------
 BroadVision, Inc. 1                      2,900          12,354
----------------------------------------------------------------
 Corillian Corp. 1                       27,300         172,263
----------------------------------------------------------------
 CyberSource Corp. 1                      7,200          37,152
----------------------------------------------------------------
 Digital Insight Corp. 1                  8,100         201,690
----------------------------------------------------------------
 Digital River, Inc. 1                    3,600          79,560
----------------------------------------------------------------
 Digitas, Inc. 1                         20,641         192,374
----------------------------------------------------------------
 EarthLink, Inc. 1                       22,000         220,000
----------------------------------------------------------------
 eCollege.com, Inc. 1                       900          16,614
----------------------------------------------------------------
 Embarcadero Technologies, Inc. 1         8,400         133,980
----------------------------------------------------------------
 FindWhat.com 1                           3,200          60,000
----------------------------------------------------------------
 HomeStore.com, Inc. 1                   24,200         114,466
----------------------------------------------------------------
 InfoSpace, Inc. 1                        1,900          43,795
----------------------------------------------------------------
 Internap Network Services Corp. 1       67,700         165,865
----------------------------------------------------------------
 Interwoven, Inc. 1                       3,414          43,153
----------------------------------------------------------------
 ITXC Corp. 1                               900           3,888
----------------------------------------------------------------
 Ivillage, Inc. 1                         3,100          11,098
----------------------------------------------------------------
 j2 Global Communications, Inc. 1         1,900          47,063
----------------------------------------------------------------
 Lionbridge Technologies, Inc. 1          9,100          87,451
----------------------------------------------------------------
 LookSmart Ltd. 1                        34,500          53,475
----------------------------------------------------------------
 MatrixOne, Inc. 1                        8,300          51,128
----------------------------------------------------------------
 National Information Consortium, Inc. 1 12,000          96,360
----------------------------------------------------------------

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES Continued
 Netegrity, Inc. 1                       15,400    $    158,774
----------------------------------------------------------------
 On2 Technologies, Inc. 1                25,800          33,798
----------------------------------------------------------------
 Open Text Corp. 1                        6,800         130,356
----------------------------------------------------------------
 RADWARE Ltd. 1                           4,000         109,000
----------------------------------------------------------------
 Raindance Communications, Inc. 1         8,800          24,200
----------------------------------------------------------------
 Retek, Inc. 1                            6,000          55,680
----------------------------------------------------------------
 S1 Corp. 1                              15,000         120,750
----------------------------------------------------------------
 Secure Computing Corp. 1                14,000         250,740
----------------------------------------------------------------
 SeeBeyond Technology Corp. 1            18,000          77,220
----------------------------------------------------------------
 Selectica, Inc. 1                        4,300          18,404
----------------------------------------------------------------
 SonicWALL, Inc. 1                       18,400         143,520
----------------------------------------------------------------
 Stellent, Inc. 1                         1,300          12,792
----------------------------------------------------------------
 SupportSoft, Inc. 1                     19,100         251,165
----------------------------------------------------------------
 TheStreet.com, Inc. 1                      700           2,884
----------------------------------------------------------------
 United Online, Inc. 1                    7,200         120,888
----------------------------------------------------------------
 ValueClick, Inc. 1                       2,500          22,700
----------------------------------------------------------------
 Vastera, Inc. 1                          2,300           9,200
----------------------------------------------------------------
 Vitria Technology, Inc. 1                2,800          19,880
----------------------------------------------------------------
 WatchGuard Technologies, Inc. 1          3,700          21,534
----------------------------------------------------------------
 WebEx Communications, Inc. 1             7,200         144,720
                                                   -------------
                                                      3,746,789

----------------------------------------------------------------
 IT SERVICES--1.7%
 Acxiom Corp. 1                           7,700         142,989
----------------------------------------------------------------
 Anteon International Corp. 1               700          25,235
----------------------------------------------------------------
 Aquantive, Inc. 1                        9,500          97,375
----------------------------------------------------------------
 CACI International, Inc., Cl. A 1          600          29,172
----------------------------------------------------------------
 Computer Horizons Corp. 1                  700           2,751
----------------------------------------------------------------
 Convergys Corp. 1                          300           5,238
----------------------------------------------------------------
 Corio, Inc. 1                            7,000          19,180
----------------------------------------------------------------
 Euronet Worldwide, Inc. 1                3,100          55,800
----------------------------------------------------------------
 Evolving Systems, Inc. 1                 6,800          90,440
----------------------------------------------------------------
 Forrester Research, Inc. 1                 100           1,787
----------------------------------------------------------------
 Gartner, Inc., Cl. B 1                   5,800          63,104
----------------------------------------------------------------
 Global Payments, Inc.                    1,200          56,544
----------------------------------------------------------------
 Information Resources, Inc. 1            3,500           6,300
----------------------------------------------------------------
 infoUSA, Inc. 1                         14,700         109,074
----------------------------------------------------------------
 Intrado, Inc. 1                          5,800         127,310
----------------------------------------------------------------
 iPayment Holdings, Inc. 1                  200           6,800
----------------------------------------------------------------
 Lawson Software, Inc. 1                 10,800          88,884
----------------------------------------------------------------
 Lightbridge, Inc. 1                      9,800          89,180
----------------------------------------------------------------
 ManTech International Corp. 1            2,000          49,900
----------------------------------------------------------------
 MAPICS, Inc. 1                             200           2,618
----------------------------------------------------------------
 QAD, Inc. 1                              7,000          85,820
----------------------------------------------------------------
 SM&A 1                                   6,500          76,050
----------------------------------------------------------------
 SS&C Technologies, Inc.                  7,500         209,625

18 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 IT SERVICES Continued
 Startek, Inc.                              800    $     32,632
----------------------------------------------------------------
 Sykes Enterprises, Inc. 1                1,200          10,272
----------------------------------------------------------------
 Tyler Technologies, Inc. 1               7,900          76,077
                                                   -------------
                                                      1,560,157

----------------------------------------------------------------
 OFFICE ELECTRONICS--0.3%
 Gerber Scientific, Inc. 1                7,100          56,516
----------------------------------------------------------------
 Metrologic Instruments, Inc. 1           9,400         253,800
                                                   -------------
                                                        310,316

----------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.2%
 ADE Corp. 1                              1,600          29,632
----------------------------------------------------------------
 Advanced Energy Industries, Inc. 1         800          20,840
----------------------------------------------------------------
 AMIS Holdings, Inc. 1                    2,400          43,872
----------------------------------------------------------------
 ANADIGICS, Inc. 1                       12,800          76,288
----------------------------------------------------------------
 Asyst Technologies, Inc. 1               3,700          64,195
----------------------------------------------------------------
 August Technology Corp. 1                1,100          20,405
----------------------------------------------------------------
 Axcelis Technologies, Inc. 1             6,300          64,386
----------------------------------------------------------------
 Brooks Automation, Inc. 1                1,000          24,170
----------------------------------------------------------------
 Cirrus Logic, Inc. 1                    25,700         197,119
----------------------------------------------------------------
 Credence Systems Corp. 1                11,300         148,708
----------------------------------------------------------------
 Diodes, Inc. 1                           5,550         105,450
----------------------------------------------------------------
 DSP Group, Inc. 1                        2,200          54,802
----------------------------------------------------------------
 Helix Technology Corp.                   2,500          51,450
----------------------------------------------------------------
 Integrated Device Technology, Inc. 1     5,400          92,718
----------------------------------------------------------------
 Integrated Silicon Solution, Inc. 1      6,200          97,154
----------------------------------------------------------------
 Kulicke & Soffa Industries, Inc. 1       6,900          99,222
----------------------------------------------------------------
 Micrel, Inc. 1                           1,300          20,254
----------------------------------------------------------------
 Microsemi Corp. 1                        4,200         103,236
----------------------------------------------------------------
 Mindspeed Technologies, Inc. 1          21,600         147,960
----------------------------------------------------------------
 MKS Instruments, Inc. 1                  1,064          30,856
----------------------------------------------------------------
 NPTest Holding Corp. 1                   6,800          75,072
----------------------------------------------------------------
 NVE Corp. 1                              2,400         123,120
----------------------------------------------------------------
 O2Micro International Ltd. 1               300           6,720
----------------------------------------------------------------
 OmniVision Technologies, Inc. 1          1,100          60,775
----------------------------------------------------------------
 Photronics, Inc. 1                       8,300         165,336
----------------------------------------------------------------
 Power Integrations, Inc. 1                 300          10,038
----------------------------------------------------------------
 Rambus, Inc. 1                           2,100          64,470
----------------------------------------------------------------
 Sigmatel, Inc. 1                         1,600          39,488
----------------------------------------------------------------
 Siliconix, Inc. 1                          400          18,280
----------------------------------------------------------------
 Sipex Corp. 1                            2,200          16,962
----------------------------------------------------------------
 Supertex, Inc. 1                         1,000          19,100
----------------------------------------------------------------
 Tessera Technologies, Inc. 1             1,700          31,977
----------------------------------------------------------------
 Transmeta Corp. 1                       10,000          34,000
----------------------------------------------------------------
 TranSwitch Corp. 1                      43,300          99,590
----------------------------------------------------------------
 Trident Microsystems, Inc. 1             6,000         104,520

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
 TriQuint Semiconductor, Inc. 1          30,300    $    214,221
----------------------------------------------------------------
 Ultratech, Inc. 1                        8,400         246,708
----------------------------------------------------------------
 Vitesse Semiconductor Corp. 1            3,700          21,719
----------------------------------------------------------------
 White Electronic Designs Corp. 1         1,800          15,840
                                                   -------------
                                                      2,860,653

----------------------------------------------------------------
 SOFTWARE--4.1%
 Altiris, Inc. 1                            900          32,832
----------------------------------------------------------------
 Ansoft Corp. 1                           2,900          37,207
----------------------------------------------------------------
 Ansys, Inc. 1                            4,100         162,770
----------------------------------------------------------------
 Ascential Software Corp. 1              10,300         267,079
----------------------------------------------------------------
 Aspen Technology, Inc. 1                16,400         168,264
----------------------------------------------------------------
 BindView Development Corp. 1             7,700          29,029
----------------------------------------------------------------
 Bottomline Technologies, Inc. 1            700           6,300
----------------------------------------------------------------
 Callidus Software, Inc. 1                  500           8,845
----------------------------------------------------------------
 Captaris, Inc. 1                         5,600          31,472
----------------------------------------------------------------
 CCC Information Services Group, Inc. 1   1,500          25,350
----------------------------------------------------------------
 Cognos, Inc. 1                             500          15,310
----------------------------------------------------------------
 Concord Communications, Inc. 1           2,600          51,922
----------------------------------------------------------------
 Convera Corp. 1                            100             341
----------------------------------------------------------------
 Datastream Systems, Inc. 1               2,400          18,840
----------------------------------------------------------------
 Digimarc Corp. 1                         2,300          30,590
----------------------------------------------------------------
 Dynamics Research Corp. 1                  500           8,065
----------------------------------------------------------------
 E.piphany, Inc. 1                       11,400          82,194
----------------------------------------------------------------
 Epicor Software Corp. 1                 15,900         202,884
----------------------------------------------------------------
 ePlus, inc. 1                            2,700          33,294
----------------------------------------------------------------
 Group 1 Software, Inc. 1                 3,500          61,670
----------------------------------------------------------------
 Hyperion Solutions Corp. 1                 900          27,126
----------------------------------------------------------------
 Inet Technologies, Inc. 1               11,100         133,200
----------------------------------------------------------------
 Informatica Corp. 1                      6,800          70,040
----------------------------------------------------------------
 InteliData Technologies Corp. 1          2,100           3,465
----------------------------------------------------------------
 InterVoice-Brite, Inc. 1                15,500         183,985
----------------------------------------------------------------
 JDA Software Group, Inc. 1               4,100          67,691
----------------------------------------------------------------
 Kronos, Inc. 1                           2,850         112,889
----------------------------------------------------------------
 Macromedia, Inc. 1                       1,300          23,192
----------------------------------------------------------------
 Magma Design Automation, Inc. 1            400           9,336
----------------------------------------------------------------
 Manugistics Group, Inc. 1                2,800          17,500
----------------------------------------------------------------
 MapInfo Corp. 1                            900           9,072
----------------------------------------------------------------
 Midway Games, Inc. 1                    13,200          51,216
----------------------------------------------------------------
 Mobius Management Systems, Inc. 1        9,200         116,380
----------------------------------------------------------------
 MRO Software, Inc. 1                       200           2,692
----------------------------------------------------------------
 MSC.Software Corp. 1                     5,100          48,195
----------------------------------------------------------------
 Nuance Communications, Inc. 1            6,700          51,188
----------------------------------------------------------------
 Open Solutions, Inc. 1                   2,000          35,140
----------------------------------------------------------------
 OPNET Technologies, Inc. 1               1,000          16,460
----------------------------------------------------------------
 Parametric Technology Corp. 1           20,200          79,588


19 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued


                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 SOFTWARE Continued
 Pegasystems, Inc. 1                      2,200    $     18,964
----------------------------------------------------------------
 Plumtree Software, Inc. 1               12,300          57,810
----------------------------------------------------------------
 Progress Software Corp. 1                8,300         169,818
----------------------------------------------------------------
 Pumatech, Inc. 1                         3,500          13,930
----------------------------------------------------------------
 QRS Corp. 1                                700           5,684
----------------------------------------------------------------
 Quality Systems, Inc. 1                  4,200         187,278
----------------------------------------------------------------
 Radiant Systems, Inc. 1                  2,900          24,389
----------------------------------------------------------------
 Renaissance Learning, Inc. 1               900          21,672
----------------------------------------------------------------
 Roxio, Inc. 1                           12,600          60,354
----------------------------------------------------------------
 RSA Security, Inc. 1                    11,900         168,980
----------------------------------------------------------------
 Sanchez Computer Associates, Inc. 1      2,200           9,130
----------------------------------------------------------------
 SCO Group, Inc. (The) 1                  6,400         108,800
----------------------------------------------------------------
 SPSS, Inc. 1                             1,000          17,880
----------------------------------------------------------------
 Sybase, Inc. 1                           5,700         117,306
----------------------------------------------------------------
 Synplicity, Inc. 1                         100             783
----------------------------------------------------------------
 Systems & Computer
 Technology Corp. 1                         900          14,715
----------------------------------------------------------------
 Take-Two Interactive Software, Inc. 1    2,300          66,263
----------------------------------------------------------------
 Tradestation Group, Inc. 1               3,100          27,466
----------------------------------------------------------------
 Transaction Systems Architects,
 Inc., Cl. A 1                            2,700          61,101
----------------------------------------------------------------
 Ulticom, Inc. 1                          9,700          93,605
----------------------------------------------------------------
 VA Software Corp. 1                     12,100          47,311
----------------------------------------------------------------
 Wind River Systems, Inc. 1              10,500          91,980
                                                   -------------
                                                      3,717,832

----------------------------------------------------------------
 MATERIALS--4.6%
----------------------------------------------------------------
 CHEMICALS--1.3%
 Agrium, Inc.                             3,200          52,672
----------------------------------------------------------------
 American Vanguard Corp.                    400          14,908
----------------------------------------------------------------
 Calgon Carbon Corp.                      2,600          16,146
----------------------------------------------------------------
 Cytec Industries, Inc. 1                 3,100         119,009
----------------------------------------------------------------
 Ethyl Corp. 1                            2,400          52,488
----------------------------------------------------------------
 Hawkins, Inc.                              400           5,584
----------------------------------------------------------------
 Headwaters, Inc. 1                       2,200          43,164
----------------------------------------------------------------
 Hercules, Inc. 1                        13,200         161,040
----------------------------------------------------------------
 MacDermid, Inc.                          6,900         236,256
----------------------------------------------------------------
 Material Sciences Corp.                    100           1,011
----------------------------------------------------------------
 Octel Corp.                              3,200          63,008
----------------------------------------------------------------
 Olin Corp.                              10,400         208,624
----------------------------------------------------------------
 OM Group, Inc. 1                         6,100         159,759
----------------------------------------------------------------
 PolyOne Corp. 1                          4,700          30,033
----------------------------------------------------------------
 Stepan Co.                               1,800          46,170
                                                   -------------
                                                      1,209,872

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 CONSTRUCTION MATERIALS--0.5%
 AMCOL International Corp.               10,700    $    217,210
----------------------------------------------------------------
 Ameron International Corp.               2,800          97,132
----------------------------------------------------------------
 Centex Construction Products, Inc.         700          42,189
----------------------------------------------------------------
 Florida Rock Industries, Inc.            2,100         115,185
                                                   -------------
                                                        471,716

----------------------------------------------------------------
 CONTAINERS & PACKAGING--0.3%
 Caraustar Industries, Inc. 1               900          12,420
----------------------------------------------------------------
 Chesapeake Corp.                         2,200          58,256
----------------------------------------------------------------
 Graphic Packaging Corp. 1                1,400           5,684
----------------------------------------------------------------
 Mod-Pac Corp. 1                            125             999
----------------------------------------------------------------
 Packaging Dynamics Corp. 1                 760           7,813
----------------------------------------------------------------
 Silgan Holdings, Inc. 1                  4,800         204,432
                                                   -------------
                                                        289,604

----------------------------------------------------------------
 METALS & MINING--1.9%
 AK Steel Holding Corp. 1                22,300         113,730
----------------------------------------------------------------
 Allegheny Technologies, Inc.            12,600         166,572
----------------------------------------------------------------
 Brush Engineered Materials, Inc. 1         300           4,593
----------------------------------------------------------------
 Carpenter Technology Corp.               7,500         221,775
----------------------------------------------------------------
 Century Aluminum Co.                     5,400         102,654
----------------------------------------------------------------
 Cleveland-Cliffs, Inc. 1                 2,300         117,185
----------------------------------------------------------------
 Gibraltar Steel Corp.                      500          12,575
----------------------------------------------------------------
 Goldcorp, Inc.                           1,500          23,935
----------------------------------------------------------------
 GrafTech International Ltd. 1              900          12,150
----------------------------------------------------------------
 IMCO Recycling, Inc. 1                   1,200          11,868
----------------------------------------------------------------
 International Steel Group, Inc. 1        1,400          54,530
----------------------------------------------------------------
 Liquidmetal Technologies, Inc. 1         3,200           9,088
----------------------------------------------------------------
 Meridian Gold, Inc. 1                      900          13,184
----------------------------------------------------------------
 Metal Management, Inc. 1                 4,900         180,957
----------------------------------------------------------------
 Metals USA, Inc. 1                       2,900          29,203
----------------------------------------------------------------
 NN, Inc.                                 4,000          50,360
----------------------------------------------------------------
 Peabody Energy Corp.                     2,600         108,446
----------------------------------------------------------------
 RTI International Metals, Inc. 1         1,300          21,931
----------------------------------------------------------------
 Schnitzer Steel Industries, Inc.         5,500         332,750
----------------------------------------------------------------
 Steel Technologies, Inc.                 1,100          19,459
----------------------------------------------------------------
 Westmoreland Coal Co.                      700          12,250
----------------------------------------------------------------
 Wheaton River Minerals Ltd. 1           16,100          48,216
                                                   -------------
                                                      1,667,411

20 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.6%
 Buckeye Technologies, Inc. 1             2,600    $     26,130
----------------------------------------------------------------
 Deltic Timber Corp.                        500          15,200
----------------------------------------------------------------
 Louisiana-Pacific Corp. 1               16,000         286,080
----------------------------------------------------------------
 Pope & Talbot, Inc.                        500           8,805
----------------------------------------------------------------
 Potlatch Corp.                           4,500         156,465
----------------------------------------------------------------
 Schweitzer-Mauduit International, Inc.     300           8,934
                                                   -------------
                                                        501,614

----------------------------------------------------------------
 TELECOMMUNICATION SERVICES--1.3%
----------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
 D&E Communications, Inc.                   100           1,451
----------------------------------------------------------------
 General Communication, Inc., Cl. A 1     4,200          36,540
----------------------------------------------------------------
 Golden Telecom, Inc. 1                   2,200          61,050
----------------------------------------------------------------
 Hungarian Telephone & Cable Corp. 1        100             986
----------------------------------------------------------------
 McLeodUSA, Inc., Cl. A 1                28,500          42,180
----------------------------------------------------------------
 North Pittsburgh Systems, Inc.           3,000          56,730
----------------------------------------------------------------
 Primus Telecommunications
 Group, Inc. 1                            4,800          48,864
----------------------------------------------------------------
 PTEK Holdings, Inc. 1                    1,100           9,691
----------------------------------------------------------------
 Talk America Holdings, Inc. 1            7,900          91,008
----------------------------------------------------------------
 Time Warner Telecom, Inc., Cl. A 1      13,100         132,703
----------------------------------------------------------------
 US LEC Corp., Cl. A 1                    1,200           9,456
----------------------------------------------------------------
 Warwick Valley Telephone Co.               500          14,795
                                                   -------------
                                                        505,454

----------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--0.7%
 Boston Communications Group, Inc. 1      3,900          36,231
----------------------------------------------------------------
 Centennial Communications Corp. 1        5,300          27,878
----------------------------------------------------------------
 Cincinnati Bell, Inc. 1                 29,700         149,985
----------------------------------------------------------------
 Dobson Communications Corp., Cl. A 1     7,700          50,589
----------------------------------------------------------------
 Price Communications Corp. 1             3,000          41,190
----------------------------------------------------------------
 Triton PCS Holdings, Inc., Cl. A 1       8,300          46,314
----------------------------------------------------------------
 UbiquiTel, Inc. 1                       18,400          49,478
----------------------------------------------------------------
 Wireless Facilities, Inc. 1             15,900         236,274
                                                   -------------
                                                        637,939

----------------------------------------------------------------
 UTILITIES--1.2%
----------------------------------------------------------------
 ELECTRIC UTILITIES--0.5%
 Aquila, Inc. 1                          29,500         100,005
----------------------------------------------------------------
 Black Hills Corp.                          100           2,983
----------------------------------------------------------------
 Canadian Hydro Developers, Inc. 1       14,000          23,834
----------------------------------------------------------------
 Central Vermont Public Service Corp.       600          14,100
----------------------------------------------------------------
 CH Energy Group, Inc.                    2,600         121,940
----------------------------------------------------------------
 Green Mountain Power Corp.                 700          16,520
----------------------------------------------------------------
 UniSource Energy Corp.                     300           7,398
----------------------------------------------------------------
 Westar Energy, Inc.                      9,100         184,275
                                                   -------------
                                                        471,055

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
 GAS UTILITIES--0.6%
 Chesapeake Utilities Corp.               1,200     $    31,260
----------------------------------------------------------------
 Energen Corp.                            5,800         237,974
----------------------------------------------------------------
 EnergySouth, Inc.                          200           7,000
----------------------------------------------------------------
 Laclede Group, Inc. (The)                1,100          31,405
----------------------------------------------------------------
 New Jersey Resources Corp.                 500          19,255
----------------------------------------------------------------
 South Jersey Industries, Inc.              200           8,100
----------------------------------------------------------------
 Southwestern Energy Co. 1                7,700         184,030
----------------------------------------------------------------
 UGI Corp.                                1,150          38,985
                                                   -------------
                                                        558,009

----------------------------------------------------------------
 MULTI-UTILITIES & UNREGULATED POWER--0.0%
 Avista Corp.                             1,200          21,744
----------------------------------------------------------------
 WATER UTILITIES--0.1%
 SJW Corp.                                  300          26,766
                                                   -------------
 Total Common Stocks (Cost $73,551,772)              88,623,413

----------------------------------------------------------------
 PREFERRED STOCKS--0.0%

 Astronics Corp., Cl. B 1,2 (Cost $1,733)   250           1,313

                                          UNITS
----------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%

 Canadian Superior Energy, Inc. Wts.,
 Exp. 3/14/04 1,2 (Cost $14)             17,500          17,255

                                      PRINCIPAL
                                         AMOUNT
----------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--3.3%

 Undivided interest of 2.71% in joint repurchase
 agreement (Principal Amount/Market Value
 $109,556,000, with a maturity value of $109,560,869)
 with Banc One Capital Markets, Inc., 0.80%, dated
 12/31/03, to be repurchased at $2,964,132 on
 1/2/04, collateralized by U.S. Treasury Bonds,
 4.25%, 11/30/13, with a value of $111,861,618
 (Cost $2,964,000)                   $2,964,000       2,964,000

----------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE
 (COST $76,517,519)                       101.6%     91,605,981
----------------------------------------------------------------
 LIABILITIES IN EXCESS
 OF OTHER ASSETS                           (1.6)     (1,394,914)
                                      --------------------------

 NET ASSETS                               100.0%    $90,211,067
                                      ==========================

FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted. See Note 6 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  December 31, 2003
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
 ASSETS

 Investments, at value (including securities loaned
 of approximately $16,282,000)
 (cost $76,517,519)--see accompanying statement                 $ 91,605,981
-----------------------------------------------------------------------------
 Collateral for securities loaned                                 16,865,986
-----------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                  1,146,841
 Shares of beneficial interest sold                                  575,163
 Interest and dividends                                               16,334
 Other                                                                 2,014
                                                                -------------
 Total assets                                                    110,212,319

-----------------------------------------------------------------------------
 LIABILITIES

 Bank overdraft                                                       42,147
-----------------------------------------------------------------------------
 Return of collateral for securities loaned                       16,865,986
-----------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                             2,903,271
 Shares of beneficial interest redeemed                              110,213
 Distribution and service plan fees                                   31,844
 Shareholder reports                                                  18,811
 Transfer and shareholder servicing agent fees                         1,664
 Trustees' compensation                                                1,201
 Other                                                                26,115
                                                                -------------
 Total liabilities                                                20,001,252

-----------------------------------------------------------------------------
 NET ASSETS                                                     $ 90,211,067
                                                                =============

-----------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Par value of shares of beneficial interest                     $      6,725
-----------------------------------------------------------------------------
 Additional paid-in capital                                       78,382,376
-----------------------------------------------------------------------------
 Accumulated net investment loss                                     (32,616)
-----------------------------------------------------------------------------
 Accumulated net realized loss on investments and
 foreign currency transactions                                    (3,233,887)
-----------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies         15,088,469
                                                                -------------
 NET ASSETS                                                     $ 90,211,067
                                                                =============

-----------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE:

 Non-Service Shares:
 Net asset value, redemption price per share and offering price per share (based on net assets of $27,550,767 and 2,050,171
 shares of beneficial interest outstanding)                           $13.44
-----------------------------------------------------------------------------
 Service Shares:
 Net asset value, redemption price per share and offering price per share (base on net assets of $62,660,300 and 4,675,294
 shares of beneficial interest outstanding)                           $13.40


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the Year Ended December 31, 2003
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
 INVESTMENT INCOME

 Dividends (net of foreign withholding taxes of $2,738)          $   308,870
-----------------------------------------------------------------------------
 Interest                                                             19,620
-----------------------------------------------------------------------------
 Portfolio lending fees                                               15,150
                                                                 ------------
 Total investment income                                             343,640

-----------------------------------------------------------------------------
 EXPENSES

 Management fees                                                     338,340
-----------------------------------------------------------------------------
 Distribution and service plan fees--Service shares                   62,135
-----------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Non-Service shares                                                   10,328
 Service shares                                                        6,045
-----------------------------------------------------------------------------
 Shareholder reports                                                  40,318
-----------------------------------------------------------------------------
 Legal, auditing and other professional fees                          16,066
-----------------------------------------------------------------------------
 Trustees' compensation                                                5,590
-----------------------------------------------------------------------------
 Insurance expenses                                                    2,292
-----------------------------------------------------------------------------
 Registration and filing fees                                          1,918
-----------------------------------------------------------------------------
 Custodian fees and expenses                                             779
-----------------------------------------------------------------------------
 Other                                                                28,986
                                                                 ------------
 Total expenses                                                      512,797
 Less reduction to custodian expenses                                   (656)
                                                                 ------------
 Net expenses                                                        512,141

-----------------------------------------------------------------------------
 NET INVESTMENT LOSS                                                (168,501)

-----------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN

 Net realized gain on:
 Investments                                                       2,685,493
 Foreign currency transactions                                        18,436
                                                                 ------------
 Net realized gain                                                 2,703,929
-----------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                      14,947,524
 Translation of assets and liabilities denominated in
 foreign currencies                                                   91,455
                                                                 ------------
 Net change in unrealized appreciation                            15,038,979

-----------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $17,574,407
                                                                 ============


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------

 YEAR ENDED DECEMBER 31,                                2003            2002
-----------------------------------------------------------------------------
 OPERATIONS

 Net investment loss                             $  (168,501)    $   (23,905)
-----------------------------------------------------------------------------
 Net realized gain (loss)                          2,703,929      (2,848,300)
-----------------------------------------------------------------------------
 Net change in unrealized appreciation            15,038,979      (1,461,310)
                                                 ----------------------------
 Net increase (decrease) in net assets
 resulting from operations                        17,574,407      (4,333,515)

-----------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase in net assets resulting from
 beneficial interest transactions:
 Non-Service shares                                  536,751       4,845,883
 Service shares                                   46,411,899       6,553,550

-----------------------------------------------------------------------------
 NET ASSETS

 Total increase                                   64,523,057       7,065,918
-----------------------------------------------------------------------------
 Beginning of period                              25,688,010      18,622,092
                                                 ----------------------------
 End of period [including accumulated net
 investment loss of $32,616 and
 $11,369, respectively]                          $90,211,067     $25,688,010
                                                 ============================


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 NON-SERVICE SHARES   YEAR ENDED DECEMBER 31,           2003          2002          2001          2000         1999
---------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                  $ 9.31        $11.05        $11.09        $14.07       $ 9.60
---------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                            (.03)         (.01)           -- 1        (.03)        (.02)
 Net realized and unrealized gain (loss)                 4.16         (1.73)         (.04)        (2.35)        4.49
                                                       --------------------------------------------------------------
 Total from investment operations                        4.13         (1.74)         (.04)        (2.38)        4.47
---------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                      --            --            --          (.60)          --
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $13.44        $ 9.31        $11.05        $11.09       $14.07
                                                      ===============================================================

---------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                     44.36%       (15.75)%       (0.36)%      (18.34)%      46.56%

---------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)             $27,551       $19,577       $18,514       $14,599       $6,927
---------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $20,271       $20,505       $15,307       $12,576       $2,738
---------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                    (0.30)%       (0.09)%       (0.01)%       (0.29)%      (0.37)%
 Total expenses                                          1.01%         1.00%         1.05%         1.37%        1.83%
 Expenses after expense reimbursement or fee waiver
 and reduction to custodian expenses                      N/A 4         N/A 4         N/A 4        1.35%        1.34%
---------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  130%          121%          213%          162%         176%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

25 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS CONTINUED
--------------------------------------------------------------------------------

 SERVICE SHARES  YEAR ENDED DECEMBER 31,                     2003          2002         2001 1
-----------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                       $ 9.29        $11.05        $10.61
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                 (.02)         (.01)           -- 2
 Net realized and unrealized gain (loss)                      4.13         (1.75)          .44
                                                           ------------------------------------
 Total from investment operations                             4.11         (1.76)          .44
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                           --            --            --
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                             $13.40        $ 9.29        $11.05
                                                           ====================================

-----------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 3                          44.24%       (15.93)%        4.15%

-----------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                  $62,660        $6,111          $108
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $25,018        $2,228          $ 26
-----------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment loss                                         (0.43)%       (0.26)%       (0.34)%
 Total expenses                                               1.23%         1.21%         1.19%
 Expenses after expense reimbursement or fee waiver
 and reduction to custodian expenses                           N/A 5        1.19%          N/A 5
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                                       130%          121%          213%

1. For the period from July 16, 2001 (inception of offering) to December 31,
2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Main Street Small Cap Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

27 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                                            NET UNREALIZED
                                                                                              APPRECIATION
                                                                                          BASED ON COST OF
                                                                                            SECURITIES AND
              UNDISTRIBUTED           UNDISTRIBUTED              ACCUMULATED             OTHER INVESTMENTS
              NET INVESTMENT              LONG-TERM                     LOSS            FOR FEDERAL INCOME
              INCOME                           GAIN         CARRYFORWARD 1,2                  TAX PURPOSES
              --------------------------------------------------------------------------------------------
              $--                               $--               $3,233,886                   $15,055,853

 1. As of December 31, 2003, the Fund had $3,233,886 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2003, details of the capital loss carryforwards were as follows:

                              EXPIRING
                              -------------------------
                              2009           $  642,572
                              2010            2,591,314
                                             ----------
                              Total          $3,233,886
                                             ==========

 2. During the fiscal year December 31, 2003, the Fund utilized $2,435,654 of capital loss carryforward to offset capital gains realized in that fiscal year. During the fiscal year December 31, 2002, the Fund did not utilize any capital loss carryforwards.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2003. Net assets of the Fund were unaffected by the reclassifications.
                                                            INCREASE TO
                                       REDUCTION TO     ACCUMULATED NET
                 REDUCTION TO       ACCUMULATED NET       REALIZED LOSS
                 PAID-IN CAPITAL    INVESTMENT LOSS      ON INVESTMENTS
                 ------------------------------------------------------
                 $144,288                  $147,254              $2,966

 No distributions were paid during the years ended December 31, 2003 and December 31, 2002.

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.
                 Federal tax cost of securities              $76,550,135
                                                             ===========

                 Gross unrealized appreciation               $16,011,663
                 Gross unrealized depreciation                  (955,810)
                                                             -----------
                 Net unrealized appreciation                 $15,055,853
                                                             ===========

28 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            YEAR ENDED DECEMBER 31, 2003          YEAR ENDED DECEMBER 31, 2002
                                                SHARES            AMOUNT              SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------
 NON-SERVICE SHARES
 Sold                                          826,676      $  9,370,135           1,297,325      $ 13,674,065
 Redeemed                                     (879,995)       (8,833,384)           (869,963)       (8,828,182)
                                             ------------------------------------------------------------------
 Net increase (decrease)                       (53,319)     $    536,751             427,362      $  4,845,883
                                             ==================================================================

---------------------------------------------------------------------------------------------------------------
 SERVICE SHARES
 Sold                                        4,910,616      $ 56,495,920           2,221,410      $ 21,513,500
 Redeemed                                     (892,849)      (10,084,021)         (1,573,671)      (14,959,950)
                                             ------------------------------------------------------------------
 Net increase                                4,017,767      $ 46,411,899             647,739      $  6,553,550
                                             ==================================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2003, were $103,688,073 and $58,027,770, respectively.

29 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued


--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2003, the Fund paid $15,171 to OFS for services to the Fund.
    Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of December 31, 2003, the Fund had no outstanding foreign currency contracts.

30 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
 6. ILLIQUID OR RESTRICTED SECURITIES
 As of December 31, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2003 was $90,924, which represents 0.10% of the Fund's net assets, of which $22,804 is considered restricted. Information concerning restricted securities is as follows:

                                         ACQUISITION                      VALUATION AS OF        UNREALIZED
 SECURITY                                       DATE          COST      DECEMBER 31, 2003      APPRECIATION
------------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Esprit Exploration Ltd.                       6/4/02       $19,418                $22,804            $3,386

--------------------------------------------------------------------------------
 7. SECURITIES LENDING
 The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. As of December 31, 2003, the Fund had on loan securities valued at approximately $16,282,000. Cash of $16,865,986 was received as collateral for the loans, and has been invested in approved instruments.

--------------------------------------------------------------------------------
 8. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at December 31, 2003.

31 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

INDEPENDENT AUDITORS' REPORT


--------------------------------------------------------------------------------
 TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Small Cap Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Small Cap Fund/VA as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


 DELOITTE & TOUCHE LLP

 Denver, Colorado
 February 12, 2004

32 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited

--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

33 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

TRUSTEES AND OFFICERS  Unaudited

--------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
FUND, LENGTH OF SERVICE, AGE    OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY
                                TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX
                                CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                     THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW
TRUSTEES                        IS 6803 S. TUCSON WAY, CENTENNIAL, CO
                                80112-3924. EACH TRUSTEE SERVES FOR AN
                                INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION,
                                RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,           Chairman of the following private mortgage
Chairman of the Board           banking companies: Cherry Creek Mortgage Company
(since 2003) and                (since 1991), Centennial State Mortgage Company
Trustee (since 1999)            (since 1994), The El Paso Mortgage Company
Age: 66                         (since 1993), Transland Financial Services, Inc.
                                (since 1997); Chairman of the following private companies: Great Frontier Insurance (insurance agency) (since 1995), Ambassador Media
                                Corporation and Broadway Ventures (since 1984);
                                a director of the following public companies:
                                Helmerich & Payne, Inc. (oil and gas
                                drilling/production company) (since 1992) and
                                UNUMProvident (insurance company) (since 1991).
                                Mr. Armstrong is also a Director/ Trustee of Campus Crusade for Christ and the Bradley
                                Foundation. Formerly a director of the
                                following: Storage Technology Corporation (a publicly-held computer equipment company)
                                (1991-February 2003), and International Family
                                Entertainment (television channel) (1992-1997),
                                Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier
                                Title (title insurance agency) (1995-June 1999);
                                a U.S. Senator (January 1979-January 1991).
                                Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                 Formerly, Director and President of A.G. Edwards
Trustee (since 1998)            Capital, Inc. (General Partner of private equity
Age: 72                         funds) (until February 2001); Chairman,
                                President and Chief Executive Officer of A.G.
                                Edwards Capital, Inc. (until March 2000); Vice
                                Chairman and Director of A.G. Edwards, Inc. and
                                Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March
                                1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                (until March 1999); and a Director (until March
                                2000) of A.G. Edwards & Sons and A.G. Edwards
                                Trust Company. Oversees 38 portfolios in the
                                OppenheimerFunds complex.

GEORGE C. BOWEN,                Formerly (until April 1999): Senior Vice
Trustee (since 1998)            President (from September 1987) and Treasurer
Age: 67                         (from March 1985) of OppenheimerFunds, Inc. (the
                                Manager); Vice President (from June 1983) and
                                Treasurer (since March 1985) of OppenheimerFunds
                                Distributor, Inc. (a subsidiary of the Manager);
                                Senior Vice President (since February 1992),
                                Treasurer (since July 1991) Assistant Secretary and a director (since December 1991) of Centennial Asset Management Corporation; Vice
                                President (since October 1989) and Treasurer
                                (since April 1986) of HarbourView Asset
                                Management Corporation (an investment advisory subsidiary of the Manager); President, Treasurer and a director (June 1989-January 1990) of Centennial Capital Corporation (an investment advisory subsidiary of the Manager); Vice
                                President and Treasurer (since August 1978) and
                                Secretary (since April 1981) of Shareholder
                                Services, Inc. (a transfer agent subsidiary of the Manager); Vice President, Treasurer and
                                Secretary (since November 1989) of Shareholder
                                Financial Services, Inc. (a transfer agent subsidiary of the Manager); Assistant Treasurer
                                (since March 1998) of Oppenheimer Acquisition
                                Corp. (the Manager's parent corporation);
                                Treasurer (since November 1989) of Oppenheimer
                                Partnership Holdings, Inc. (a holding company subsidiary of the Manager); Vice President and Treasurer (since July 1996) of Oppenheimer Real
                                Asset Management, Inc. (an investment advisory subsidiary of the Manager); Chief Executive
                                Officer and director (since March 1996) of
                                MultiSource Services, Inc. (a broker-dealer subsidiary of the Manager); Treasurer (since
                                October 1997) of OppenheimerFunds International
                                Ltd. and OppenheimerFunds plc (offshore fund management subsidiaries of the Manager).
                                Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,              A member of The Life Guard of Mount Vernon,
Trustee (since 1999)            George Washington's home (since June 2000).
Age: 65                         Formerly (March 2001 - May 2002) Director of
                                Genetic ID, Inc. and its subsidiaries (a privately held biotech company); a partner with PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman (from 1994-1998), Price Waterhouse LLP Global Investment
                                Management Industry Services Group. Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                  Chairman and Director (since 1998) of Rocky
Trustee (since 1998)            Mountain Elk Foundation (a not-for-profit
Age: 61                         foundation); and a director (since October 1999)
                                of P.R. Pharmaceuticals (a privately held company) and UNUMProvident (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until October 1996) and President and Chief Executive Officer (until
                                October 1995) of the Manager; President, Chief
                                Executive Officer and a director of Oppenheimer
                                Acquisition Corp., Shareholders Services Inc.
                                and Shareholder Financial Services, Inc. (until
                                October 1995). Oversees 38 portfolios in the
                                OppenheimerFunds complex.

34 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

SAM FREEDMAN,                   Director of Colorado Uplift (a non-profit
Trustee (since 1998)            charity) (since September 1984). Formerly (until
Age: 63                         October 1994) Mr. Freedman held several
                                positions in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,            Trustee (since 1996) of MassMutual Institutional
Trustee (since 2002)            Funds and of MML Series Investment Fund
Age: 57                         (open-end investment companies); Director of MML
                                Services (since April 1987) and America Funds
                                Emerging Markets Growth Fund (since October
                                1991) (both are investment companies), The
                                California Endowment (a philanthropy
                                organization) (since April 2002), and Community
                                Hospital of Monterey Peninsula, (since February
                                2002); a trustee (since February 2000) of
                                Monterey International Studies (an educational organization), and an advisor to Unilever
                                (Holland)'s pension fund and to Credit Suisse
                                First Boston's Sprout venture capital unit. Mrs.
                                Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of Michigan and Hartford Hospital.
                                Formerly, President (February 1991-April 2000)
                                ARCO Investment Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,               Chairman and CEO (since 2003) of Steele Street
Trustee (since 2002)            State Bank (a commercial banking entity);
Age: 59                         Director (since 2001) of Jones Knowledge, Inc.
                                (a privately held company), U.S. Exploration, Inc., (since 1997), Colorado UpLIFT (a non-profit organization) (since 1986) and a trustee of the Gallagher Family Foundation
                                (non-profit organization) (since 2000).
                                Formerly, Chairman of U.S. Bank (a subsidiary of
                                U.S. Bancorp and formerly Colorado National
                                Bank,) (July 1996-April 1, 1999) and a director of Commercial Assets, Inc. (a REIT) (1993-2000).
                                Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,       Trustee (since 1996) of MassMutual Institutional
Trustee (since 2000)            Funds and of MML Series Investment Fund
Age: 61                         (open-end investment companies); Trustee (since
                                1987), Chairman of the Board (since 2003) and
                                Chairman of the investment committee (since
                                1994) for the Worcester Polytech Institute;
                                President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable fund); Trustee (since 1995) of the Springfield Library and Museum Association;
                                Trustee (since 1996) of the Community Music
                                School of Springfield. Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 - 2003); Chairman
                                (January 1999-July 1999) of SIS & Family Bank,
                                F.S.B. (formerly SIS Bank); President, Chief
                                Executive Officer and Director (May
                                1993-December 1998) of SIS Bankcorp, Inc. and
                                SIS Bank (formerly Springfield Institution for
                                Savings) and Executive Vice President (January
                                1999-July 1999) of Peoples Heritage Financial
                                Group, Inc. Oversees 38 portfolios in the
                                OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED TRUSTEE              THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS
AND OFFICER                     TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                                NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR
                                AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH
                                OR REMOVAL.

JOHN V. MURPHY,                 Chairman, Chief Executive Officer and director
President and Trustee           (since June 2001) and President (since September
(since 2001)                    2000) of the Manager; President and a director
Age: 54                         or trustee of other Oppenheimer funds; President
                                and a director (since July 2001) of Oppenheimer
                                Acquisition Corp. and of Oppenheimer Partnership
                                Holdings, Inc.; a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman and a director (since July 2001) of Shareholder
                                Services, Inc. and of Shareholder Financial
                                Services, Inc.; President and a director (since
                                July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.:
                                OFI Institutional Asset Management, Inc. and
                                Centennial Asset Management Corporation (since
                                November 2001), HarbourView Asset Management
                                Corporation and OFI Private Investments, Inc.
                                (since July 2001); President (since November 1,
                                2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity
                                Investment Management Corp. and Tremont
                                Advisers, Inc. (investment advisory affiliates of the Manager); Executive Vice President (since
                                February 1997) of Massachusetts Mutual Life
                                Insurance Company (the Manager's parent
                                company); a director (since June 1995) of DLB
                                Acquisition Corporation (a holding company that owns shares of David L. Babson & Company, Inc.);
                                formerly, Chief Operating Officer (September
                                2000-June 2001) of the Manager; President and trustee (November 1999-November 2001) of MML
                                Series Investment Fund and MassMutual
                                Institutional Funds (open-end investment companies); a director (September 1999-August
                                2000) of C.M. Life Insurance Company; President,
                                Chief Executive Officer and director (September
                                1999-August 2000) of MML Bay State Life
                                Insurance Company; a director (June 1989-June
                                1998) of Emerald Isle Bancorp and Hibernia
                                Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 72 portfolios as a Trustee/Officer and 10 portfolios as an Officer in the OppenheimerFunds complex.

35 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

TRUSTEES AND OFFICERS  Unaudited / Continued

--------------------------------------------------------------------------------
OFFICERS THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. ZAVANELLI, MONOYIOS AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NY 10281-1008, FOR MR. WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

MARK ZAVANELLI,                 Vice President (since November 2000) of the
Vice President and Portfolio    Manager; a Chartered Financial Analyst; an
Manager (since 2001)            officer of 2 portfolios in the OppenheimerFunds
Age: 33                         complex. Prior to joining the Manager in May
                                1998 he was President of Waterside Capital
                                Management, a registered investment advisor
                                (August 1995 - April 1998) and a financial research analyst for Elder Research (June 1997 -
                                April 1998).

NIKOLAOS D. MONOYIOS,           Vice President of the Manager (since April
Vice President and Portfolio    1998); an officer of 4 portfolios in the
Manager (since 2003)            OppenheimerFunds complex; a Certified Financial
Age: 54                         Analyst; formerly a Vice President and portfolio
                                manager for Guardian Investor Services, the investment management subsidiary of The Guardian
                                Life Insurance Company (1979 - March 1998).

BRIAN W. WIXTED,                Senior Vice President and Treasurer (since March
Treasurer (since 1999)          1999) of the Manager; Treasurer (since March
Age: 44                         1999) of HarbourView Asset Management
                                Corporation, Shareholder Services, Inc.,
                                Oppenheimer Real Asset Management Corporation,
                                Shareholder Financial Services, Inc.,
                                Oppenheimer Partnership Holdings, Inc., OFI
                                Private Investments, Inc. (since March 2000),
                                OppenheimerFunds International Ltd. and
                                OppenheimerFunds plc (offshore fund management subsidiaries of the Manager) (since May 2000) and OFI Institutional Asset Management, Inc.
                                (since November 2000); Treasurer and Chief
                                Financial Officer (since May 2000) of OFI Trust
                                Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and
                                OppenheimerFunds Legacy Program (since April
                                2000); formerly Principal and Chief Operating
                                Officer (March 1995-March 1999), Bankers Trust
                                Company-Mutual Fund Services Division. An officer of 82 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                 Executive Vice President (since January 2004)
Vice President and Secretary    and General Counsel (since February 2002) of the
(since 2001)                    Manager; General Counsel and a director (since
Age: 55                         November 2001) of OppenheimerFunds Distributor,
                                Inc.; Senior Vice President and General Counsel
                                (since November 2001) of HarbourView Asset
                                Management Corporation; Vice President and a director (since November 2000) of Oppenheimer
                                Partnership Holdings, Inc.; Senior Vice
                                President, General Counsel and a director (since
                                November 2001) of Shareholder Services, Inc.,
                                Shareholder Financial Services, Inc., OFI
                                Private Investments, Inc., OFI Trust Company and
                                OFI Institutional Asset Management, Inc.;
                                General Counsel (since November 2001) of
                                Centennial Asset Management Corporation; a director (since November 2001) of Oppenheimer
                                Real Asset Management, Inc.; Assistant Secretary and a director (since November 2001) of OppenheimerFunds International Ltd.; Vice
                                President (since November 2001) of
                                OppenheimerFunds Legacy Program; Secretary
                                (since November 2001) of Oppenheimer Acquisition
                                Corp.; formerly Senior Vice President (May
                                1985-January 2004), Acting General Counsel
                                (November 2001-February 2002) and Associate
                                General Counsel (May 1981-October 2001) of the
                                Manager; Assistant Secretary of Shareholder
                                Services, Inc. (May 1985-November 2001),
                                Shareholder Financial Services, Inc. (November
                                1989-November 2001); OppenheimerFunds
                                International Ltd. And OppenheimerFunds plc
                                (October 1997-November 2001). An officer of 82 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

36 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)      Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $6,500 in fiscal 2003 and $6,000 in fiscal 2002.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $75,000 in fiscal 2003 and $65,000 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $11,600 in fiscal 2003 and $6,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $3,500 in fiscal 2003 and $3,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $90,100 in fiscal 2003 and $75,000 in fiscal 2002 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         Not applicable for fiscal periods ending December 31, 2003.

ITEM 10.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)